As filed with the Securities and Exchange Commission on May 23, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
 (Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
 (Name and address of agent for service)

952.767.2920
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 16.34%
321 Henderson Receivables I LLC
Series 2006-1A A1 (Acquired 03/30/2015, Cost, $1,506,474) (a)(c)	03/15/2041	1.11%	$ 1,528,203	$ 1,485,621
Series 2006-4A A1 (Acquired 07/19/2016, Cost, $1,858,928) (a)(c)	12/15/2041	1.11%	1,922,770	1,872,823
Series 2004-A A1 (Acquired 02/08/2013, Cost, $243,949) (a)(c)	09/15/2045	1.26%	256,283	248,727
Ally Auto Receivables Trust, 2015-1	09/16/2019	1.39%	3,504,651	3,505,296
American Homes 4 Rent, 2014-SFR1 A (Acquired 05/13/2014 through 10/08/2014, Cost, $3,470,531) (a)(c)	06/17/2031	1.94%	3,476,088	3,477,169
AmeriCredit Automobile Receivables, 2016-1 A2A (c)	06/10/2019	1.52%	3,435,577	3,437,129
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	479,132	490,001
BA Credit Card Trust
Series 2014-3A A (c)	01/15/2020	1.20%	2,040,000	2,041,874
Series 2015-1A A (c)	06/15/2020	1.24%	3,975,000	3,982,844
Barclays Dryrock Issuance Trust, 2014-2 A (c)	03/16/2020	1.25%	3,000,000	3,000,826
Cabela’s Credit Card Master Note Trust, 2013-2A A2 (Acquired 05/24/2016 through 08/12/2016, Cost, $3,883,520) (a)(c)	08/16/2021	1.08%	3,885,000	3,909,430
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	256,859	256,680
Series 2015-2 A2	03/15/2019	1.34%	2,363,141	2,362,387
Series 2015-1 A3	04/15/2019	1.33%	788,339	788,306
Series 2017-1 A2	11/15/2019	1.55%	3,095,000	3,090,832
Capital Auto Receivables Asset Trust, 2015-2 A2	09/20/2018	1.39%	1,257,652	1,258,068
Capital One Multi-Asset Execution Trust
Series 2014-3A (c)	01/18/2022	1.29%	1,260,000	1,265,396
Series 2016-1A (c)	02/15/2022	1.36%	2,365,000	2,378,719
CarMax Auto Owner Trust, 2017-1	02/18/2020	1.54%	2,815,000	2,815,280
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	1,184,731	1,200,058
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	340,400	340,340
Chase Issuance Trust
Series 2013-A3 (c)	04/15/2020	1.19%	5,750,000	5,760,280
Series 2013-9A (c)	11/16/2020	1.33%	5,200,000	5,225,222
Series 2012-A4	08/16/2021	1.58%	4,115,000	4,098,905
Chrysler Capital Auto Receivables Trust, 2015-B A3 (Acquired 02/10/2017, Cost, $3,150,293) (a)	03/16/2020	1.91%	3,140,000	3,148,506
Citibank Credit Card Issuance Trust
Series 2007-A8	09/20/2019	5.65%	4,650,000	4,743,691
Series 2013-A7 (c)	09/10/2020	1.29%	3,461,000	3,475,144
Colony American Homes
Series 2014-A1 (Acquired 04/02/2014 through 09/21/2016, Cost, $4,781,428) (a)(c)	05/17/2031	2.09%	4,787,483	4,791,425
Series 2015-C1 (Acquired 05/27/2015, Cost, $1,940,000) (a)(c)	07/17/2032	2.89%	1,940,000	1,939,997
Series 2015-A1 (Acquired 01/06/2017, Cost, $3,982,054) (a)(c)	07/19/2032	2.14%	3,980,003	3,991,393
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	1,308,314	1,298,486
Discover Card Execution Note Trust
Series 2013-A1 (c)	08/17/2020	1.21%	5,400,000	5,409,454
Series 2014-1 (c)	07/15/2021	1.34%	4,300,000	4,322,874
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	4,633,827	4,657,044
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	290,918	293,262
Ford Credit Auto Owner Trust, 2016-REV1 A (Acquired 11/22/2016, Cost, $2,165,818) (a)	08/15/2027	2.31%	2,150,000	2,149,782
Honda Auto Receivables Owner Trust
Series 2017-1 A3	07/22/2019	1.42%	3,200,000	3,200,122
Series 2016-1 A3	12/18/2019	1.22%	2,110,000	2,103,268
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	4,301,680	4,297,014
Invitation Homes Trust
Series 2014-SFR2 A (Acquired 08/04/2014 through 05/06/2015, Cost, $3,650,915) (a)(c)	09/18/2031	2.01%	3,650,915	3,654,348
Series 2015-SFR1 A (Acquired 03/23/2017, Cost, $3,662,255) (a)(c)	03/18/2032	2.39%	3,641,836	3,662,273
Series 2015-SFR3 A (Acquired 02/21/2017, Cost, $4,027,856) (a)(c)	08/19/2032	2.24%	4,006,209	4,033,640
Nissan Auto Receivables Owner Trust, 2016-A A3	10/15/2020	1.34%	3,000,000	2,989,135
Ocwen Master Advance Receivables Trust
Series 2015-T3 AT3 (Acquired 11/06/2015, Cost, $1,549,987) (a)	11/15/2047	3.21%	1,550,000	1,549,083
Series 2016-T2 AT2 (Acquired 08/03/2016, Cost, $3,189,997) (a)	08/16/2049	2.72%	3,190,000	3,174,595
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	416,877	416,394
OneMain Direct Auto Receivables Trust, 2016 A1 (Acquired 11/09/2016 through 03/27/2017, Cost, $1,732,011) (a)	01/15/2021	2.04%	1,728,460	1,731,587
SMB Private Education Loan Trust, 2017-A (Acquired 01/31/2017 through 03/20/2017, Cost, $4,550,431) (a)(c)	06/17/2024	1.23%	4,550,000	4,550,039
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015, Cost, $1,806,124) (a)	08/25/2033	2.51%	1,816,095	1,812,460
SPS Servicer Advance Receivables Trust, 2016-T1 A-T1 (Acquired 11/16/2016, Cost, $2,999,736) (a)	11/16/2048	2.53%	3,000,000	2,990,191
SWAY Residential Trust, 2014-1 A (Acquired 12/04/2014 through 02/02/2016, Cost, $3,543,952) (a)(c)	01/20/2032	2.24%	3,563,105	3,570,884
Synchrony Credit Card Master Note Trust
Series 2014-1 A	11/15/2020	1.61%	2,935,000	2,939,112
Series 2015-3 A	09/15/2021	1.74%	4,000,000	4,005,630
TCF Auto Receivables Owner Trust
Series 2015-1A A3 (Acquired 09/19/2016, Cost, $1,547,021) (a)	12/16/2019	1.49%	1,545,765	1,545,205
Series 2016-1A A3 (Acquired 03/29/2017, Cost, $1,604,078) (a)	04/15/2021	1.71%	1,611,000	1,603,950
Series 2016-PT1 A (Acquired 03/28/2017, Cost, $1,997,685) (a)	06/15/2022	1.93%	1,999,794	1,997,203
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	18,716	19,252
Verizon Owner Trust, 2016-1A A (Acquired 07/12/2016 through 02/14/2017, Cost, $4,018,545) (a)	01/20/2021	1.42%	4,025,000	4,000,314
Volkswagen Auto Loan Enhanced Trust, 2014-1 A3	10/22/2018	0.91%	627,962	627,316
TOTAL ASSET BACKED SECURITIES (Cost $159,011,677)				158,986,286

CORPORATE BONDS: 34.44%
Finance and Insurance: 14.25%
Aflac, Inc.	03/16/2020	2.40%	2,835,000	2,866,089
American Express Co.	05/22/2018	1.55%	2,500,000	2,496,757
American Express Credit Corp.	10/30/2019	1.70%	2,000,000	1,987,818
American International Group, Inc.	08/15/2020	3.38%	3,000,000	3,080,406
Anthem, Inc.	01/15/2018	1.88%	1,250,000	1,250,955
Bank of America Corp.	05/01/2018	5.65%	5,715,000	5,945,989
Bank of America Corp.	05/13/2021	5.00%	3,950,000	4,288,807
Bank of Montreal (b)	07/18/2019	1.50%	1,875,000	1,855,438
BB&T Corp.	01/15/2020	2.45%	3,410,000	3,444,809
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	1,330,000	1,339,831
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	1,500,000	1,612,306
BNP Paribas (b)	08/20/2018	2.70%	3,125,000	3,157,691
Capital One Financial Corp.	04/24/2019	2.45%	4,262,000	4,286,536
Caterpillar Financial Services Corp.	03/05/2020	2.00%	2,000,000	1,994,608
Charles Schwab Corp./The	03/10/2018	1.50%	2,050,000	2,049,592
Chubb INA Holdings, Inc.	11/03/2020	2.30%	2,500,000	2,508,980
Citigroup, Inc.	07/30/2018	2.15%	4,175,000	4,189,341
Citizens Bank NA	03/14/2019	2.50%	2,725,000	2,743,012
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	2,000,000	2,012,530
Fifth Third Bancorp	06/01/2018	4.50%	1,300,000	1,336,036
Fifth Third Bancorp	07/27/2020	2.88%	1,965,000	1,996,263
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	4,135,000	4,307,760
Goldman Sachs Group, Inc./The	04/25/2019	2.00%	2,000,000	1,996,306
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	3,420,000	3,442,155
Hartford Financial Services Group, Inc./The	03/30/2020	5.50%	2,775,000	3,019,794
HSBC Holdings PLC (b)	04/05/2021	5.10%	2,390,000	2,594,794
HSBC USA, Inc.	08/07/2020	2.75%	2,040,000	2,062,981
ING Bank NV (Acquired 03/15/2016 through 10/11/2016, Cost, $2,509,430) (a)(b)	03/22/2019	2.30%	2,500,000	2,509,575
JPMorgan Chase & Co.	03/22/2019	1.85%	4,115,000	4,116,111
JPMorgan Chase & Co.	01/23/2020	2.25%	3,845,000	3,858,238
Keycorp	12/13/2018	2.30%	2,170,000	2,182,942
Lincoln National Corp.	02/15/2020	6.25%	1,155,000	1,273,027
Marsh & McLennan Cos, Inc.	07/15/2021	4.80%	2,000,000	2,163,962
Metropolitan Life Global Funding I (Acquired 06/16/2016 through 08/10/2016, Cost, $2,021,983) (a)	04/14/2020	2.00%	2,000,000	1,988,038
Morgan Stanley	07/24/2020	5.50%	7,405,000	8,084,113
National Rural Utilities Cooperative Finance Corp.	02/01/2019	2.15%	2,000,000	2,011,652
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	1,560,000	1,576,386
PNC Bank NA	10/18/2019	2.40%	2,500,000	2,521,112
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $1,849,186) (a)	09/21/2018	1.90%	1,850,000	1,853,728
Principal Life Global Funding II (Acquired 11/17/2015, Cost, $2,011,148) (a)	10/15/2018	2.25%	2,000,000	2,014,078
Prudential Financial, Inc.	06/15/2019	7.38%	1,400,000	1,560,881
Realty Income Corp.	01/31/2018	2.00%	1,750,000	1,752,968
Santander UK PLC (b)	08/23/2018	3.05%	1,505,000	1,529,115
Societe Generale SA (Acquired 04/04/2016, Cost, $1,498,875) (a)(b)	04/08/2021	2.50%	1,500,000	1,478,399
State Street Corp.	08/18/2020	2.55%	2,500,000	2,533,568
SunTrust Banks, Inc.	11/01/2018	2.35%	1,570,000	1,580,105
Teva Pharmaceutical Finance Netherlands III BV (b)	07/19/2019	1.70%	2,210,000	2,184,806
Trinity Acquisition PLC (b)	09/15/2021	3.50%	3,045,000	3,095,672
UBS AG (b)	03/26/2020	2.35%	2,000,000	2,004,222
UnitedHealth Group, Inc.	10/15/2020	3.88%	1,500,000	1,582,203
Voya Financial, Inc.	02/15/2018	2.90%	2,125,000	2,144,340
Wells Fargo & Co.	04/22/2019	2.13%	2,790,000	2,800,624
Wells Fargo & Co.	07/22/2020	2.60%	2,725,000	2,751,945
Westpac Banking Corp. (b)	11/19/2019	4.88%	1,500,000	1,603,322
				138,622,716
Information: 4.35%
21st Century Fox America, Inc.	02/15/2021	4.50%	2,500,000	2,666,840
America Movil SAB de CV (b)	03/30/2020	5.00%	3,075,000	3,296,012
AT&T, Inc.	03/11/2019	2.30%	5,790,000	5,818,145
CBS Corp.	04/15/2020	5.75%	1,645,000	1,805,968
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	2,000,000	2,057,276
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	2,000,000	2,169,232
Discovery Communications LLC	06/01/2020	5.05%	2,150,000	2,325,025
Hewlett Packard Enterprise Co.	10/05/2018	2.85%	2,250,000	2,277,110
Microsoft Corp.	02/06/2020	1.85%	2,640,000	2,648,189
Oracle Corp.	04/15/2018	5.75%	1,500,000	1,565,936
Orange SA (b)	11/03/2019	1.63%	2,000,000	1,971,748
Rogers Communications, Inc. (b)	08/15/2018	6.80%	2,000,000	2,134,640
Verizon Communications, Inc.	09/14/2018	3.65%	4,365,000	4,483,287
Visa, Inc.	12/14/2020	2.20%	4,235,000	4,247,417
Vodafone Group PLC (b)	03/16/2021	4.38%	2,675,000	2,839,941
				42,306,766

Manufacturing: 8.55%
Abbott Laboratories	11/30/2021	2.90%	2,270,000	2,279,931
AbbVie, Inc.	05/14/2020	2.50%	1,845,000	1,857,579
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (b)	05/15/2019	3.75%	3,500,000	3,593,810
Altria Group, Inc.	01/14/2020	2.63%	2,000,000	2,025,490
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	3,875,000	3,904,140
Apple, Inc.	05/06/2019	2.10%	1,910,000	1,930,733
Apple, Inc.	02/23/2021	2.25%	3,175,000	3,184,627
Applied Materials, Inc.	06/15/2021	4.30%	2,500,000	2,687,502
Archer-Daniels-Midland Co.	03/01/2021	4.48%	2,000,000	2,165,696
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	2,410,000	2,472,821
Celgene Corp.	08/15/2018	2.13%	2,870,000	2,881,560
Chevron Corp.	03/03/2020	1.96%	2,280,000	2,278,322
Corning, Inc.	08/15/2020	4.25%	2,000,000	2,115,434
Daimler Finance North America LLC (Acquired 09/19/2016, Cost, $2,288,288) (a)	07/05/2019	1.50%	2,300,000	2,267,512
Dow Chemical Co./The	05/15/2018	5.70%	2,500,000	2,608,857
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	2,170,000	2,158,846
Eastman Chemical Co.	01/15/2020	2.70%	2,000,000	2,027,356
Ecolab, Inc.	12/08/2017	1.45%	1,500,000	1,498,343
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,225,494
General Electric Capital Corp.	08/07/2019	6.00%	3,565,000	3,915,914
Ingersoll-Rand Luxembourg Finance SA (b)	05/01/2020	2.63%	2,600,000	2,624,287
Intel Corp.	07/29/2020	2.45%	1,500,000	1,524,122
Kraft Heinz Foods Co.	07/02/2018	2.00%	1,500,000	1,503,726
Merck & Co., Inc.	05/18/2018	1.30%	1,580,000	1,579,573
Newell Brands, Inc.	03/29/2019	2.60%	297,000	300,672
PepsiCo, Inc.	10/14/2020	2.15%	2,400,000	2,413,711
Philip Morris International, Inc.	02/25/2019	1.38%	2,250,000	2,232,119
Qualcomm, Inc.	05/18/2018	1.40%	2,050,000	2,050,330
Reynolds American, Inc.	06/12/2020	3.25%	3,965,000	4,068,328
Rockwell Collins, Inc.	07/15/2019	1.95%	2,220,000	2,221,243
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,637,665
Siemens Financieringsmaatschappij NV (Acquired 09/06/2016 through 12/15/2016, Cost, $3,243,422) (a)(b)	09/13/2019	1.30%	3,270,000	3,215,728
Statoil ASA (b)	11/08/2018	1.95%	2,250,000	2,256,777
Suncor Energy, Inc. (b)	06/01/2018	6.10%	2,355,000	2,478,751
Tyson Foods, Inc.	08/15/2019	2.65%	2,000,000	2,022,010
				83,209,009
Mining, Quarrying, and Oil and Gas Extraction: 0.57%
ConocoPhillips Co.	03/15/2021	4.20%	2,000,000	2,132,586
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	424,872
Total Capital International SA (b)	01/10/2019	2.13%	3,000,000	3,018,633
				5,576,091
Professional, Scientific, and Technical Services: 0.68%
Biogen, Inc.	09/15/2020	2.90%	2,250,000	2,290,192
eBay, Inc.	03/09/2018	2.50%	2,520,000	2,539,157
International Business Machines Corp.	05/17/2019	1.80%	1,750,000	1,757,707
				6,587,056
Real Estate and Rental and Leasing: 1.02%
Air Lease Corp.	06/01/2021	3.38%	1,650,000	1,682,003
Ford Motor Credit Company LLC	11/04/2019	2.60%	4,000,000	4,021,660
General Motors Financial Co., Inc.	05/09/2019	2.40%	2,170,000	2,174,668
Toyota Motor Credit Corp.	10/24/2018	2.00%	2,030,000	2,040,034
				9,918,365
Retail Trade: 2.23%
Amazon.com, Inc.	12/05/2019	2.60%	2,000,000	2,039,726
BP Capital Markets PLC (b)	09/26/2018	2.24%	1,000,000	1,007,045
BP Capital Markets PLC (b)	01/15/2020	2.52%	1,905,000	1,929,430
CVS Health Corp.	12/05/2018	2.25%	2,115,000	2,128,752
CVS Health Corp.	07/20/2020	2.80%	1,000,000	1,016,758
Home Depot, Inc./The	06/15/2019	2.00%	3,930,000	3,960,489
Hyundai Capital America (Acquired 12/02/2016, Cost, $2,539,353) (a)	03/18/2021	3.00%	2,535,000	2,543,591
Kroger Co./The	09/30/2019	1.50%	2,000,000	1,970,206
Lowe’s Co’s, Inc.	04/15/2021	3.75%	2,000,000	2,111,088
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	3,000,000	3,040,089
				21,747,174
Transportation and Warehousing: 0.34%
Carnival Corp. (b)	10/15/2020	3.95%	2,225,000	2,341,016
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	927,095
				3,268,111
Utilities: 1.74%
Dominion Resources, Inc.	08/15/2019	1.60%	2,305,000	2,276,153
Duke Energy Corp.	09/15/2019	5.05%	2,000,000	2,138,226
Exelon Generation Co., LLC	10/01/2019	5.20%	2,000,000	2,139,598
NextEra Energy Capital Holdings, Inc.	03/01/2019	6.00%	2,000,000	2,142,964
Northern States Power Co.	08/15/2020	2.20%	2,000,000	2,006,306
PG&E Corp.	03/01/2019	2.40%	2,260,000	2,276,071
Sempra Energy	03/15/2020	2.40%	2,475,000	2,483,962
Southern Power Co.	06/01/2018	1.50%	1,500,000	1,496,770
				16,960,050
Wholesale Trade: 0.71%
Cardinal Health, Inc.	11/15/2019	2.40%	1,500,000	1,509,582
LyondellBasell Industries NV (b)	04/15/2019	5.00%	1,472,000	1,550,337
McKesson Corp.	03/15/2019	2.28%	2,120,000	2,135,275
Sysco Corp.	10/01/2020	2.60%	1,695,000	1,709,140
				6,904,334

TOTAL CORPORATE BONDS (Cost $335,667,951)				335,099,672

FOREIGN GOVERNMENT BOND: 0.25%
European Investment Bank (b)	08/15/2018	1.13%	2,400,000	2,393,011
TOTAL FOREIGN GOVERNMENT BOND (Cost $2,393,664)				2,393,011

MORTGAGE BACKED SECURITIES: 12.62%
BXHTL Mortgage Trust, 2015-JWRZ A (Acquired 06/19/2015 through 11/15/2016, Cost, $4,571,669) (a)(c)	05/15/2029	2.14%	4,585,000	4,595,111
CD Mortgage Trust, 2007-CD5 A4 (c)	11/15/2044	5.89%	1,284,476	1,292,786
Citigroup Commercial Mortgage Trust, 2016-GC37 A1	04/12/2049	1.64%	3,310,255	3,279,117
COMM Mortgage Trust, 2007-C9 A4 (c)	12/10/2049	5.81%	1,004,299	1,007,974
Commercial Mortgage Trust
Series 2012-CR4 A2 (c)	10/17/2045	1.80%	2,426,701	2,440,165
Series 2007-GG11 A4	12/10/2049	5.74%	4,914,886	4,940,557
CSMC Trust
Series 2013-6 1A1 (Acquired 07/24/2013, Cost, $1,679,782) (a)(c)	07/25/2028	2.50%	1,721,198	1,686,506
Series 2015-2 A2 (Acquired 04/30/2015, Cost, $1,460,603) (a)	02/25/2045	3.00%	1,443,978	1,442,174
Fannie Mae Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	1,312,888	1,313,934
Series 2015-M1 ASQ2	02/25/2018	1.63%	537,237	537,548
Series 2015-M7 ASQ2	04/25/2018	1.55%	2,500,000	2,497,821
Series 2013-M13 FA (c)	05/25/2018	1.33%	955,327	955,531
Series 2013-M14 FA (c)	08/25/2018	1.33%	2,400,792	2,403,923
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 2M1 (c)	10/25/2028	3.18%	2,142,862	2,169,225
Series 2017-C01 1M1 (c)	07/25/2029	2.28%	2,968,881	2,983,216
Series 2017-C02 2M1 (c)	09/25/2029	2.13%	2,700,000	2,702,552
Fannie Mae Pool	02/01/2021	3.50%	37,688	39,209
Fannie Mae Pool	08/01/2021	3.00%	142,601	146,345
Fannie Mae Pool	09/01/2021	3.00%	174,414	178,993
Fannie Mae Pool	11/01/2021	3.00%	342,552	351,546
Fannie Mae Pool	12/01/2025	3.50%	310,289	323,269
Fannie Mae Pool	09/01/2026	3.50%	292,794	305,049
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $499,947) (a)(c)	12/04/2020	1.50%	499,564	499,646
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $382,231) (a)	04/25/2038	3.25%	379,123	381,411
FHLMC Multifamily Structured Pass Through Certificates
Series K-702 A2	02/25/2018	3.15%	4,794,026	4,846,806
Series K-709 A1	10/25/2018	1.56%	563,990	563,703
Series K-P02 A2 (c)	04/25/2021	2.36%	4,400,000	4,393,203
Series 3855 HE	02/15/2026	2.50%	16,393	16,478
Series 4181 PF (c)	11/15/2042	1.16%	1,621,895	1,610,180
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/27/2023	2.43%	958,538	962,109
Series 2014-HQ2 M1 (c)	09/25/2024	2.43%	554,667	556,412
Series 2016-DNA2 M1 (c)	10/25/2028	1.69%	1,041,698	1,044,408
Series 2017-DNA1 M1 (c)	07/25/2029	2.18%	2,972,694	2,984,005
FREMF Mortgage Trust
Series 2011-K702 B (Acquired 06/16/2016 through 01/20/2017, Cost, $5,771,992) (a)(c)	04/25/2044	4.77%	5,595,000	5,719,457
Series 2012-K708 B (Acquired 02/03/2015, Cost, $3,372,586) (a)(c)	02/25/2045	3.75%	3,250,000	3,321,543
Series 2013-K502 B (Acquired 05/06/2015, Cost, $2,908,657) (a)(c)	03/25/2045	2.43%	2,875,000	2,874,607
Series 2013-K712 B (Acquired 01/20/2017 through 02/08/2017, Cost, $3,989,443) (a)(c)	05/25/2045	3.37%	3,905,000	3,983,315
Series 2013-KF02 B (Acquired 11/01/2013 through 03/23/2017, Cost, $1,288,671) (a)(c)	12/25/2045	3.78%	1,276,481	1,280,479
Series 2011-K10 B (Acquired 11/22/2016, Cost, $2,370,033) (a)(c)	11/25/2049	4.63%	2,220,000	2,356,929
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015, Cost, $526,394) (a)(c)	12/15/2034	2.21%	525,344	527,418
GP Portfolio Trust, 2014-GPP A (Acquired 09/01/2016 through 03/15/2017, Cost, $4,000,715) (a)(c)	02/16/2027	1.86%	3,992,250	3,997,262
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $681,677) (a)(c)	07/15/2031	1.91%	681,677	681,585
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $168,057) (a)	12/10/2043	3.85%	160,833	165,570
Series 2011-GC5 A2	08/10/2044	3.00%	31,962	31,942
Series 2007-GG10 A4 (c)	08/10/2045	5.95%	2,017,371	2,015,285
JP Morgan Mortgage Trust
Series 2016-1 A5 (Acquired 06/09/2016, Cost, $1,548,269) (a)	05/25/2046	3.50%	1,508,385	1,537,492
Series 2017-1 (Acquired 02/17/2017, Cost, $3,795,704) (a)	01/25/2047	3.50%	3,713,475	3,792,097
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3 A3 (Acquired 04/17/2015, Cost, $2,316,956) (a)	02/16/2046	4.39%	2,171,003	2,217,250
Series 2014-C25 A1	11/18/2047	1.52%	3,364,231	3,353,258
Series 2007-CB20 A4 (c)	02/12/2051	5.79%	1,795,478	1,809,533
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	91,916	92,197
Morgan Stanley Capital I Trust, 2007-IQ16 4A	12/12/2049	5.81%	1,727,562	1,737,767
Morgan Stanley Re-REMIC Trust, 2010-R1 3A (Acquired 05/05/2016, Cost, $300,921) (a)(c)	07/26/2035	3.20%	300,038	299,226
NCUA Guaranteed Notes Trust
Series 2011-R2 1A (c)	02/06/2020	1.25%	2,297,106	2,298,065
Series 2011-R3 1A (c)	04/09/2020	1.29%	1,723,356	1,724,356
Series 2010-R1 1A (c)	10/07/2020	1.30%	181,515	181,713
New Residential Mortgage Loan Trust
Series 2015-1A A3 (Acquired 06/23/2015 through 04/19/2016, Cost, $1,814,031) (a)(c)	05/28/2052	3.75%	1,775,002	1,818,062
Series 2014-2A A3 (Acquired 02/18/2016, Cost, $1,698,144) (a)(c)	05/25/2054	3.75%	1,659,187	1,696,485
Series 2016-1A A1 (Acquired 03/29/2016, Cost, $1,783,330) (a)(c)	03/25/2056	3.75%	1,734,781	1,750,312
Series 2017-1A A1 (Acquired 03/06/2017, Cost, $4,005,824) (a)(c)	02/25/2057	4.00%	3,891,988	4,013,517
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 M3 (c)	02/25/2035	1.84%	1,400,000	1,397,282
SBA Tower Trust, 2012-1 A (Acquired 06/12/2014 through 09/03/2014, Cost, $1,603,658) (a)	12/15/2042	2.93%	1,562,000	1,562,770
Sequoia Mortgage Trust, 2015-3 A4 (Acquired 06/19/2015, Cost, $1,019,238) (a)(c)	07/25/2045	3.50%	1,008,310	1,023,986
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	2,116	2,109
Wells Fargo Commercial Mortgage Trust, 2015-LC22 A1	09/17/2058	1.64%	4,918,124	4,904,430
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	3,008,629	3,008,467
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $131,694) (a)	10/16/2050	4.55%	131,695	131,866
TOTAL MORTGAGE BACKED SECURITIES (Cost $123,569,545)				122,758,544

MUNICIPAL BONDS: 0.85%
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	483,208	488,538
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,020,808
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,501,230
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	1,385,000	1,391,925
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	1,385,000	1,387,271
State of Ohio	08/01/2017	3.33%	1,500,000	1,509,660
TOTAL MUNICIPAL BONDS (Cost $8,298,283)				8,299,432

U.S. GOVERNMENT AGENCY ISSUES: 8.91%
Federal Farm Credit Banks Funding Corp.	09/14/2018	0.88%	5,000,000	4,976,480
Federal Farm Credit Banks Funding Corp.	09/27/2019	1.55%	4,000,000	4,002,396
Federal Home Loan Banks	01/16/2019	1.25%	14,000,000	13,986,616
Federal Home Loan Banks	03/18/2019	1.38%	24,650,000	24,657,050
Federal Home Loan Mortgage Corp.	03/07/2018	0.88%	8,000,000	7,981,904
Federal Home Loan Mortgage Corp.	07/27/2018	0.85%	4,970,000	4,949,290
Federal Home Loan Mortgage Corp.	01/17/2020	1.50%	2,085,000	2,081,679
Federal National Mortgage Association	02/26/2019	1.00%	10,000,000	9,934,640
Federal National Mortgage Association	08/02/2019	0.88%	5,925,000	5,848,093
Federal National Mortgage Association	10/24/2019	1.00%	6,900,000	6,815,937
Federal National Mortgage Association	02/28/2020	1.50%	1,500,000	1,496,390
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $86,980,587)				86,730,475

U.S. GOVERNMENT NOTES: 8.27%
United States Treasury Note	03/15/2018	1.00%	1,500,000	1,498,887
United States Treasury Note	05/31/2018	2.38%	16,800,000	17,037,569
United States Treasury Note	07/15/2018	0.88%	15,000,000	14,948,430
United States Treasury Note	12/15/2019	1.38%	8,155,000	8,139,709
United States Treasury Note	09/30/2020	1.38%	2,340,000	2,316,600
United States Treasury Note	01/31/2021	1.38%	13,250,000	13,064,195
United States Treasury Note	04/30/2021	1.38%	5,320,000	5,230,640
United States Treasury Note	05/31/2021	1.38%	12,665,000	12,439,411
United States Treasury Note	07/31/2021	1.13%	6,000,000	5,819,064
TOTAL U.S. GOVERNMENT NOTES (Cost $81,426,893)				80,494,505

SHORT TERM INVESTMENTS: 6.94%
U.S. GOVERNMENT NOTE 1.18%
United States Treasury Note	10/15/2017	0.88%	11,500,000	11,495,504
TOTAL U.S. GOVERNMENT NOTE (Cost $11,502,497)

MONEY MARKET FUND: 5.76%			Shares
STIT-Government & Agency Portfolio, 0.61% (d)(e)			55,993,309	55,993,309
TOTAL MONEY MARKET FUND (Cost $55,993,309)				55,993,309
TOTAL SHORT TERM INVESTMENTS (Cost $67,495,806)				67,488,813

TOTAL INVESTMENTS (Cost $864,844,406): 88.62%				862,250,738
Other Assets in Excess of Liabilities: 11.38% (f)				110,712,289
TOTAL NET ASSETS: 100.00%				$972,963,027

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2017, the value of these securities total $138,117,370 which represents 14.20% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of March 31, 2017.
(d) The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(e)	All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(f) Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows(1):

Cost of investments	$ 864,844,406

Gross unrealized appreciation	$ 1,289,128
Gross unrealized depreciation	(3,882,796)
Net unrealized depreciation	$ (2,593,668)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
March 31, 2017 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional Amount	Counterparty Abbreviation	Forward Settlement Date	Currency Abbreviation	U.S. $ Value at March 31, 2017	Currency Abbreviation	U.S. $ Value on Origination Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
$ 24,165,235	DB	04/19/2017	AUD	$ 24,363,436	USD	$ 24,165,235	$ 198,201	$ –
72,786,994	BAML	06/23/2017	AUD	73,655,184	USD	72,786,994	868,190	–
19,814,957	DB	04/19/2017	BRL	19,889,039	USD	19,814,957	74,082	–
32,418,648	DB	04/19/2017	CAD	32,554,134	USD	32,418,648	135,486	–
17,199,434	BAML	06/23/2017	CAD	17,394,132	USD	17,199,434	194,698	–
14,478,292	DB	04/19/2017	CHF	14,382,006	USD	14,478,292	–	(96,286)
67,167,264	BAML	06/23/2017	CHF	66,457,062	USD	67,167,264	–	(710,202)
11,289,529	DB	04/20/2017	CLP	11,263,423	USD	11,289,529	–	(26,106)
4,717,890	DB	04/19/2017	COP	4,868,434	USD	4,717,890	150,544	–
5,298,267	DB	04/19/2017	CZK	5,297,743	USD	5,298,267	–	(524)
9,070,719	DB	04/19/2017	EUR	9,064,788	NOK	9,070,719	–	(5,931)
7,516,671	DB	04/19/2017	EUR	7,516,621	PLN	7,516,671	–	(50)
11,723,615	DB	04/19/2017	EUR	11,669,981	SEK	11,723,615	–	(53,634)
1,291,285	DB	04/19/2017	EUR	1,302,596	TRY	1,291,285	11,311	–
46,528,583	DB	04/19/2017	EUR	46,092,688	USD	46,528,583	–	(435,895)
13,011,473	BAML	06/23/2017	EUR	12,859,625	USD	13,011,473	–	(151,848)
23,530,580	DB	04/19/2017	GBP	23,853,232	USD	23,530,580	322,652	–
9,549,968	BAML	06/23/2017	GBP	9,579,602	USD	9,549,968	29,634	–
7,678,406	DB	04/19/2017	ILS	7,808,678	USD	7,678,406	130,272	–
24,503,854	DB	04/19/2017	INR	25,002,200	USD	24,503,854	498,346	–
50,135,280	DB	04/19/2017	JPY	50,616,937	USD	50,135,280	481,657	–
55,698,756	BAML	06/23/2017	JPY	55,616,414	USD	55,698,756	–	(82,342)
10,649,731	BAML	04/19/2017	KRW	10,844,289	USD	10,649,731	194,558	–
16,778,271	DB	04/19/2017	MXN	17,479,902	USD	16,778,271	701,631	–
25,407,671	BAML	06/23/2017	MXN	25,925,213	USD	25,407,671	517,542	–
26,563,293	DB	04/19/2017	NOK	26,079,045	EUR	26,563,293	–	(484,248)
6,062,164	DB	04/19/2017	NOK	5,992,224	USD	6,062,164	–	(69,940)
16,437,827	DB	04/19/2017	NZD	16,451,498	USD	16,437,827	13,671	–
27,774,129	BAML	06/23/2017	NZD	28,142,365	USD	27,774,129	368,236	–
19,521,321	DB	04/19/2017	PLN	19,861,017	EUR	19,521,321	339,696	–
1,968,613	DB	04/19/2017	PLN	1,999,243	USD	1,968,613	30,630	–
15,076,177	DB	04/19/2017	RUB	15,753,649	USD	15,076,177	677,472	–
12,744,069	DB	04/19/2017	SEK	12,618,216	EUR	12,744,069	–	(125,853)
8,022,356	DB	04/19/2017	SEK	7,967,334	USD	8,022,356	–	(55,022)
11,486,044	DB	04/19/2017	SGD	11,539,769	USD	11,486,044	53,725	–
7,978,951	DB	04/19/2017	TRY	8,069,634	EUR	7,978,951	90,683	–
7,314,507	DB	04/19/2017	TRY	7,470,704	USD	7,314,507	156,197	–
8,668,012	DB	04/19/2017	ZAR	8,536,311	USD	8,668,012	–	(131,701)
Total Purchase Contracts				755,838,368		752,028,836	6,239,114	(2,429,582)

Sale Contracts:
$ 15,640,040	DB	04/19/2017	USD	$ (15,572,742)	AUD	$ (15,640,040)	$ 67,298	$ –
276,846	BAML	06/23/2017	USD	(279,185)	AUD	(276,846)	–	(2,339)
3,654,843	DB	04/19/2017	USD	(3,666,783)	BRL	(3,654,843)	–	(11,940)
53,113,691	DB	04/19/2017	USD	(53,675,209)	CAD	(53,113,691)	–	(561,518)
24,124,407	BAML	06/23/2017	USD	(24,410,810)	CAD	(24,124,407)	–	(286,403)
29,690,036	DB	04/19/2017	USD	(29,683,500)	CHF	(29,690,036)	6,536	–
15,994,544	BAML	06/23/2017	USD	(16,179,986)	CHF	(15,994,544)	–	(185,442)
3,383,509	DB	04/20/2017	USD	(3,416,874)	CLP	(3,383,509)	–	(33,365)
2,224,197	DB	04/19/2017	USD	(2,285,049)	COP	(2,224,197)	–	(60,852)
12,958,062	DB	04/19/2017	USD	(12,989,461)	CZK	(12,958,062)	–	(31,399)
26,563,293	DB	04/19/2017	NOK	(26,681,868)	EUR	(26,563,293)	–	(118,575)
19,521,321	DB	04/19/2017	PLN	(19,517,589)	EUR	(19,521,321)	3,732	–
12,744,069	DB	04/19/2017	SEK	(12,630,912)	EUR	(12,744,069)	113,157	–
7,978,950	DB	04/19/2017	TRY	(7,911,670)	EUR	(7,978,950)	67,280	–
52,059,067	DB	04/19/2017	USD	(52,167,911)	EUR	(52,059,067)	–	(108,844)
46,797,912	BAML	06/23/2017	USD	(47,166,598)	EUR	(46,797,912)	–	(368,686)
34,110,691	DB	04/19/2017	USD	(34,733,215)	GBP	(34,110,691)	–	(622,524)
65,142,233	BAML	06/23/2017	USD	(66,999,463)	GBP	(65,142,233)	–	(1,857,230)
7,241,070	DB	04/19/2017	USD	(7,303,199)	ILS	(7,241,070)	–	(62,129)
1,053,370	DB	04/19/2017	USD	(1,061,041)	INR	(1,053,370)	–	(7,671)
42,738,997	DB	04/19/2017	USD	(43,425,754)	JPY	(42,738,997)	–	(686,757)
30,148,933	BAML	06/23/2017	USD	(30,961,337)	JPY	(30,148,933)	–	(812,404)
8,112,723	DB	04/19/2017	USD	(8,164,522)	KRW	(8,112,723)	–	(51,799)
119,440	DB	04/19/2017	USD	(121,421)	MXN	(119,440)	–	(1,981)
10,380,312	BAML	06/23/2017	USD	(10,877,074)	MXN	(10,380,312)	–	(496,762)
9,070,719	DB	04/19/2017	EUR	(9,043,218)	NOK	(9,070,719)	27,501	–
7,972,869	DB	04/19/2017	USD	(7,959,732)	NOK	(7,972,869)	13,137	–
22,761,841	DB	04/19/2017	USD	(22,960,630)	NZD	(22,761,841)	–	(198,789)
105,927	BAML	06/23/2017	USD	(107,021)	NZD	(105,927)	–	(1,094)
7,516,671	DB	04/19/2017	EUR	(7,636,674)	PLN	(7,516,671)	–	(120,003)
9,005,938	DB	04/19/2017	USD	(8,957,517)	PLN	(9,005,938)	48,421	–
5,437,907	DB	04/19/2017	USD	(5,687,658)	RUB	(5,437,907)	–	(249,751)
11,723,615	DB	04/19/2017	EUR	(11,609,744)	SEK	(11,723,615)	113,871	–
7,946,391	DB	04/19/2017	USD	(7,942,761)	SEK	(7,946,391)	3,630	–
4,841,701	DB	04/19/2017	USD	(4,840,411)	SGD	(4,841,701)	1,290	–
1,291,285	DB	04/19/2017	EUR	(1,334,000)	TRY	(1,291,285)	–	(42,715)
1,680,733	DB	04/19/2017	USD	(1,704,853)	TRY	(1,680,733)	–	(24,120)
1,734,413	DB	04/19/2017	USD	(1,693,889)	ZAR	(1,734,413)	40,524	–
Total Sale Contracts				(623,361,281)		(616,862,566)	506,377	(7,005,092)
Total Forward Currency Contracts				$ 132,477,087		$ 135,166,270	$ 6,745,491	$ (9,434,674)
Net Unrealized Depreciation								$ (2,689,183)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	GBP	BRITISH POUND	PLN	POLISH ZLOTY
BRL	BRAZILIAN REAL	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
CAD	CANADIAN DOLLAR	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CHF	SWISS FRANC	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CLP	CHILEAN PESO	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
COP	COLOMBIAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
CZK	CZECH REPUBLIC KORUNA	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2017 (Unaudited)

		Number of
		Contracts
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
90 Day Euro	$ 30,273,375	123	Dec-17	$ -	$ (3,138)
90 Day Euro	38,600,413	157	Mar-18	-	(28,640)
90 Day Euro	38,796,900	158	Jun-18	22,152	-
90 Day Euro	38,017,625	155	Sep-18	-	(9,856)
90 Day Euro	3,429,650	14	Dec-18	2,251	-
90 Day Euro	3,182,238	13	Mar-19	3,128	-
90 Day Euro	733,800	3	Jun-19	-	(155)
90 Day Sterling	40,683,663	261	Dec-17	-	(2,998)
90 Day Sterling	20,411,563	131	Mar-18	-	(1,068)
90 Day Sterling	273,809,904	1,758	Jun-18	-	(162,287)
90 Day Sterling	29,889,119	192	Sep-18	-	(639)
90 Day Sterling	23,805,913	153	Dec-18	-	(7,629)
90 Day Sterling	18,663,787	120	Mar-19	-	(13,465)
90 Day Sterling	16,011,683	103	Jun-19	-	(3,292)
Aluminum (a)(b)	30,986,044	631	Jun-17	1,005,147	-
Amsterdam Exchange Index	4,287,013	39	Apr-17	61,674	-
Australian 10 Yr Bond	15,505,206	158	Jun-17	192,919	-
Australian 3 Yr Bond	46,187,293	541	Jun-17	262,514	-
Australian Dollar	1,374,480	18	Jun-17	-	(742)
Brent Crude (a)	1,338,250	25	Apr-17	48,457	-
Brent Crude (a)	107,580	2	May-17	1,027	-
Brent Crude (a)	215,920	4	Jun-17	2,725	-
Brent Crude (a)	108,180	2	Jul-17	867	-
British Pound	1,255,600	16	Jun-17	4,609	-
CAC 40 10 Euro Index	24,775,833	454	Apr-17	645,263	-
Canadian 10 Yr Bond	27,157,318	263	Jun-17	150,326	-
Cocoa (NYBOT) (a)	230,450	11	May-17	6,503	-
Copper (LME) (a)(b)	39,414,938	270	Jun-17	-	(306,315)
Cotton No.2 (a)	3,772,320	96	Jul-17	-	(7,876)
DAX Index	65,436,923	199	Jun-17	1,597,564	-
Dollar	20,845,344	208	Jun-17	-	(298,072)
Dow Jones Industrial Average Mini E-Cbot Index	58,309,320	566	Jun-17	-	(171,433)
Euro	18,897,525	141	Jun-17	-	(190,687)
Euro-Bobl	282,052,956	2,006	Jun-17	-	(231,001)
Euro-BTP	9,201,754	66	Jun-17	140,677	-
Euro-Bund	130,185,752	756	Jun-17	404,981	-
Euro-Buxl 30 Yr Bond	11,868,143	66	Jun-17	112,150	-
Euro-OAT	13,333,333	85	Jun-17	140,015	-
Euro-Schatz	270,859,406	2,262	Jun-17	-	(95,877)
Euro-Stoxx 50 Index	40,240,095	1,101	Jun-17	920,901	-
FTSE 100 Index	49,861,536	547	Jun-17	12,501	-
Gasoline RBOB (a)	5,936,658	83	Apr-17	258,724	-
Gasoline RBOB (a)	1,638,916	23	May-17	54,968	-
Gasoline RBOB (a)	141,557	2	Jul-17	2,394	-
Gold (a)	32,280,960	258	Jun-17	-	(38,946)
Hang Seng Index	75,297,787	485	Apr-17	-	(620,824)
H-Shares Index	6,950,010	105	Apr-17	-	(107,274)
IBEX 35 Index	9,553,231	86	Apr-17	266,451	-
Japanese 10 Yr Bond	103,939,280	77	Jun-17	162,840	-
Japanese Yen	11,827,594	105	Jun-17	18,963	-
KOSPI 200 Index	13,224,761	210	Jun-17	-	(22,609)
Lead (a)(b)	1,813,500	31	Jun-17	18,496	-
Lean Hogs (a)	29,540	1	Jun-17	367	-
Long Gilt	136,667,168	855	Jun-17	1,348,598	-
Low Sulphur Gasoil (a)	3,202,800	68	May-17	7,836	-
Low Sulphur Gasoil (a)	944,500	20	Jun-17	1,799	-
MSCI Singapore Index	2,597,305	104	Apr-17	22,085	-
MSCI Taiwan Index	2,865,330	79	Apr-17	-	(35,672)
Nasdaq 100 E-Mini Index	44,160,620	406	Jun-17	578,732	-
Natural Gas (a)	663,200	20	Jun-17	212	-
Natural Gas (a)	1,533,180	46	Jul-17	33,503	-
Nickel (a)(b)	1,262,268	21	Jun-17	-	(80,495)
Nikkei 225 Index (OSE)	20,722,357	122	Jun-17	-	(365,368)
Nikkei 225 Index (SGX)	9,761,520	115	Jun-17	-	(30,522)
Russell 2000 Mini Index	36,755,820	531	Jun-17	452,467	-
S&P/TSX 60 Index	14,814,723	108	Jun-17	10,676	-
S&P500 E-Mini Index	70,893,960	601	Jun-17	126,939	-
Silver (a)	26,014,800	285	May-17	-	(16,693)
SPI 200 Index	20,328,826	182	Jun-17	319,224	-
Swiss Franc	3,012,000	24	Jun-17	-	(21,606)
Tokyo Price Index	19,291,745	142	Jun-17	-	(370,767)
U.S. 10 Yr Note	27,777,438	223	Jun-17	200,869	-
U.S. 2 Yr Note	55,412,000	256	Jun-17	104,681	-
U.S. 5 Yr Note	38,025,680	323	Jun-17	167,781	-
U.S. Long Bond	24,285,844	161	Jun-17	191,539	-
U.S. Ultra Bond	13,331,875	83	Jun-17	8,234	-
Zinc (a)(b)	21,267,425	307	Jun-17	-	(383,306)
Total Purchase Contracts				10,096,729	(3,629,252)

Sales Contracts:
10 Yr Mini JGB	$ (1,619,294)	(12)	Jun-17	$ 2,365	$ -
3 Mo Euro Euribor	(285,349,165)	(1,068)	Jun-18	126,635	-
90 Day Euro	(525,231,450)	(2,139)	Jun-18	436,470	-
Aluminum (a)(b)	(6,040,069)	(123)	Jun-17	-	(263,971)
Australian 10 Yr Bond	(52,501,805)	(535)	Jun-17	-	(981,151)
Brent Crude (a)	(34,955,090)	(653)	Apr-17	-	(1,169,681)
Canadian 10 Yr Bond	(18,173,719)	(176)	Jun-17	-	(131,653)
CBOE Volatility Index	(1,646,100)	(124)	Apr-17	60,065	-
Cocoa (CME) (a)	(5,595,615)	(266)	May-17	5,061	-
Coffee (a)	(2,507,400)	(48)	May-17	78,350	-
Coffee (a)	(5,949,300)	(112)	Jul-17	-	(44,368)
Copper (LME) (a)(b)	(12,992,331)	(89)	Jun-17	40,388	-
Copper (NYCOM) (a)	(464,188)	(7)	May-17	1,098	-
Corn (a)	(20,561,913)	(1,129)	May-17	-	(79,416)
Cotton No.2 (a)	(1,623,930)	(42)	May-17	4,616	-
Euro-Stoxx 50 Index	(1,388,850)	(38)	Jun-17	-	(7,473)
FTSE/JSE Top 40 Index	(136,455)	(4)	Jun-17	202	-
Gasoline RBOB (a)	(18,382,182)	(257)	Apr-17	-	(171,797)
Gold (a)	(1,251,200)	(10)	Jun-17	-	(1,039)
Hard Red Wheat (a)	(1,766,100)	(84)	May-17	177,933	-
Hard Red Wheat (a)	(4,445,938)	(205)	Jul-17	219,752	-
Heating Oil (a)	(27,709,811)	(419)	Apr-17	-	(840,723)
Heating Oil (a)	(1,062,365)	(16)	May-17	-	(43,987)
Heating Oil (a)	(200,164)	(3)	Jul-17	-	(5,012)
Japanese 10 Yr Bond	(4,049,582)	(3)	Jun-17	-	(2,433)
Lead (a)(b)	(1,287,000)	(22)	Jun-17	-	(37,858)
Live Cattle (a)	(1,596,600)	(36)	Jun-17	822	-
Low Sulphur Gasoil (a)	(141,300)	(3)	May-17	-	(404)
Nasdaq 100 E-Mini Index	(19,796,140)	(182)	Jun-17	-	(44,810)
Natural Gas (a)	(10,048,500)	(315)	Apr-17	-	(559,536)
Natural Gas (a)	(650,800)	(20)	May-17	-	(3,218)
Nickel (a)(b)	(3,245,832)	(54)	Jun-17	117,919	-
Nikkei 225 Index (SGX)	(424,414)	(5)	Jun-17	5,608	-
Platinum (a)	(1,190,500)	(25)	Jul-17	13,018	-
SGX Nifty 50 Index	(2,354,688)	(128)	Apr-17	-	(11,732)
Silver (a)	(2,282,000)	(25)	May-17	-	(46,797)
Soybean (a)	(26,204,200)	(554)	May-17	649,073	-
Soybean Meal (a)	(4,996,080)	(162)	May-17	135,236	-
Soybean Oil (a)	(4,767,000)	(250)	May-17	94,366	-
Sugar (a)	(5,218,394)	(278)	Apr-17	478,315	-
Sugar (a)	(5,028,890)	(266)	Jun-17	197,458	-
U.S. 10 Yr Note	(71,872,563)	(577)	Jun-17	-	(179,265)
U.S. 2 Yr Note	(161,690,485)	(747)	Jun-17	-	(162,925)
U.S. 5 Yr Note	(117,020,204)	(994)	Jun-17	-	(481,011)
U.S. Long Bond	(44,498,906)	(295)	Jun-17	-	(443,670)
VSTOXX Mini Index	(320,361)	(130)	Apr-17	7,488	-
Wheat (a)	(12,603,075)	(591)	May-17	329,035	-
Wti Crude (a)	(90,675,200)	(1,792)	Apr-17	-	(3,246,609)
Wti Crude (a)	(1,583,170)	(31)	May-17	-	(74,128)
Wti Crude (a)	(462,780)	(9)	Jun-17	-	(20,357)
Wti Crude (a)	(206,640)	(4)	Jul-17	-	(8,028)
Zinc (a)(b)	(3,602,300)	(52)	Jun-17	7,815	-
Total Sale Contracts				3,189,088	(9,063,052)
Total Futures Contracts				$ 13,285,817	$ (12,692,304)
Net Unrealized Appreciation				$ 593,513

(a) Contract held by LCMFS Fund Limited.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 16.83%
321 Henderson Receivables I LLC, 2006-4A A1 (Acquired 07/19/2016, Cost, $373,139) (a)(c)	12/15/2041	1.11%	$ 385,954	$ 375,928
AEP Texas Central Transition Funding II LLC, 2006-2 A4	01/01/2020	5.17%	226,314	230,384
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	1.18%	200,000	200,088
Series 2013-2 A (c)	05/17/2021	1.33%	995,000	999,323
Series 2017-1 A	09/15/2022	1.93%	365,000	365,739
Cabela’s Credit Card Master Note Trust, 2012-2A A1 (Acquired 02/04/2016, Cost, $600,245) (a)	06/15/2020	1.45%	600,000	600,160
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	65,454	65,409
Series 2016-2 A2	03/15/2019	1.34%	369,241	369,123
Series 2015-1 A3	04/15/2019	1.33%	252,268	252,258
Series 2015-4 A3 (Acquired 09/02/2016, Cost, $301,557) (a)	01/15/2020	2.04%	300,000	300,804
Capital Auto Receivables Asset Trust, 2015-1 A2	06/20/2018	1.42%	61,971	61,965
Capital One Multi-Asset Execution Trust
Series 2015-1A	01/15/2021	1.39%	850,000	849,616
Series 2016-A1 A1 (c)	02/15/2022	1.36%	387,000	389,245
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	94,380	95,601
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	18,392	18,620
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	278,642	278,593
Chase Issuance Trust
Series 2013-A3 (c)	04/15/2020	1.19%	545,000	545,974
Series 2013-9A (c)	11/16/2020	1.33%	800,000	803,880
Series 2012-A4	08/16/2021	1.58%	637,000	634,509
Chrysler Capital Auto Receivables Trust, 2015-B A3 (Acquired 02/10/2017 through 03/01/2017, Cost, $777,360) (a)	03/16/2020	1.91%	775,000	777,099
Citibank Credit Card Issuance Trust, 2013-A7 (c)	09/10/2020	1.29%	905,000	908,699
Colony American Homes
Series 2014-1A A (Acquired 04/02/2014 through 05/09/2016, Cost, $662,081) (a)(c)	05/17/2031	2.09%	664,928	665,476
Series 2015-1A C (Acquired 05/27/2015 through 04/19/2016, Cost, $457,498) (a)(c)	07/17/2032	2.89%	470,000	469,999
Countrywide Asset-Backed Certificates, 2004-AB1 (c)	11/25/2034	1.96%	674,746	661,798
Discover Card Execution Note Trust, 2012-A6	01/18/2022	1.67%	450,000	449,364
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	299,446	300,946
Ford Credit Auto Owner Trust, 2016-REV1 A (Acquired 11/22/2016, Cost, $372,722) (a)	08/15/2027	2.31%	370,000	369,962
Green Tree Agency Advance Funding Trust I, 2016-T1 (Acquired 09/28/2016, Cost, $499,999) (a)	10/15/2048	2.38%	500,000	496,045
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	164,563	164,385
Hyundai Auto Receivables Trust, 2013-C A4	03/15/2019	1.55%	284,346	284,607
Invitation Homes Trust
Series 2014-SFR2 A (Acquired 03/03/2016, Cost, $584,107) (a)(c)	09/18/2031	2.01%	600,479	601,044
Series 2015-SFR3 A (Acquired 02/21/2017, Cost, $488,076) (a)(c)	08/19/2032	2.24%	485,453	488,776
Ocwen Master Advance Receivables Trust
Series 2015-T3 AT3 (Acquired 11/06/2015 through 01/05/2017, Cost, $221,999) (a)	11/15/2047	3.21%	222,000	221,869
Series 2016-T2 AT2 (Acquired 08/03/2016, Cost, $624,999) (a)	08/16/2049	2.72%	625,000	621,982
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	63,984	63,909
OneMain Direct Auto Receivables Trust, 2016 A1 (Acquired 11/09/2016 through 03/27/2017, Cost, $311,066) (a)	01/15/2021	2.04%	310,427	310,989
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	17,806	17,346
SMB Private Education Loan Trust, 2017-A (Acquired 01/31/2017, Cost, $450,000) (a)(c)	06/17/2024	1.23%	450,000	450,004
SoFi Professional Loan Program LLC, 2015-C A2 (Acquired 07/29/2015 through 02/14/2017, Cost, $332,289) (a)	08/25/2033	2.51%	333,447	332,780
SPS Servicer Advance Receivables Trust, 2016-T1 A-T1 (Acquired 11/16/2016, Cost, $499,956) (a)	11/16/2048	2.53%	500,000	498,365
SWAY Residential Trust, 2014-1 A (Acquired 02/02/2016 through 04/04/2016, Cost, $715,140) (a)(c)	01/20/2032	2.24%	727,164	728,752
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (Acquired 09/14/2016, Cost, $599,901) (a)	04/15/2021	1.71%	600,000	597,374
Series 2016-PT1 A (Acquired 02/01/2017, Cost, $640,485) (a)	06/15/2022	1.93%	642,468	641,636
Verizon Owner Trust, 2016-A 1A (Acquired 07/12/2016 through 02/14/2017, Cost, $593,951) (a)	01/20/2021	1.42%	595,000	591,351
Volkswagen Auto Loan Enhanced Trust, 2014-1 A3	10/22/2018	0.91%	198,652	198,448
World Omni Auto Receivables Trust, 2014-A A3	04/15/2019	0.94%	55,725	55,686
TOTAL ASSET BACKED SECURITIES (Cost $19,370,955)				19,405,910

CORPORATE BONDS: 33.72%
Administrative and Support and Waste Management and Remediation Services: 0.01%
Safina Ltd. (b)	01/15/2022	1.55%	13,453	13,267

Finance and Insurance: 13.43%
Aflac, Inc.	03/16/2020	2.40%	340,000	343,728
American Express Co.	05/22/2018	1.55%	405,000	404,475
American International Group, Inc.	08/15/2020	3.38%	330,000	338,845
Bank of America Corp.	05/01/2018	5.65%	1,075,000	1,118,449
Bank of Montreal (b)	07/18/2019	1.50%	255,000	252,340
BB&T Corp.	01/15/2020	2.45%	435,000	439,441
Berkshire Hathaway Finance Corp.	08/15/2018	2.00%	175,000	176,294
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	250,000	268,718
BNP Paribas (b)	08/20/2018	2.70%	285,000	287,981
Capital One Financial Corp.	04/24/2019	2.45%	500,000	502,879
Charles Schwab Corp./The	03/10/2018	1.50%	290,000	289,942
Chubb INA Holdings, Inc.	11/03/2020	2.30%	350,000	351,257
Citigroup, Inc.	07/30/2018	2.15%	585,000	587,009
Citizens Bank NA	03/14/2019	2.50%	315,000	317,082
Cooperatieve Rabobank UA (b)	01/14/2019	2.25%	250,000	251,566
Dragon 2012 LLC	03/12/2024	1.97%	15,611	15,401
Fifth Third Bancorp	07/27/2020	2.88%	350,000	355,569
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	465,000	484,428
Goldman Sachs Group, Inc./The	02/25/2021	2.88%	535,000	538,466
Hartford Financial Services Group, Inc./The	03/30/2020	5.50%	250,000	272,054
HSBC Holdings PLC (b)	04/05/2021	5.10%	215,000	233,423

ING Bank NV (Acquired 03/15/2016, Cost, $399,884) (a)(b)	03/22/2019	2.30%	400,000	401,532
JPMorgan Chase & Co.	03/22/2019	1.85%	335,000	335,090
JPMorgan Chase & Co.	01/23/2020	2.25%	685,000	687,358
Keycorp	12/13/2018	2.30%	250,000	251,491
Lincoln National Corp.	02/15/2020	6.25%	180,000	198,394
Metropolitan Life Global Funding I (Acquired 06/16/2016, Cost, $352,776) (a)	04/14/2020	2.00%	350,000	347,907
Morgan Stanley	07/24/2020	5.50%	845,000	922,495
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	16,267	15,875
National Rural Utilities Cooperative Finance Corp.	02/01/2019	2.15%	350,000	352,039
Nomura Holdings, Inc. (b)	03/19/2019	2.75%	90,000	90,945
Phoenix 2012 LLC	07/03/2024	1.61%	16,400	15,964
PNC Bank NA	10/18/2019	2.40%	305,000	307,576
Pricoa Global Funding I (Acquired 09/14/2015, Cost, $149,934) (a)	09/21/2018	1.90%	150,000	150,302
Principal Life Global Funding II (Acquired 11/17/2015 through 02/25/2016, Cost, $337,356) (a)	10/15/2018	2.25%	335,000	337,358
Prudential Financial, Inc.	06/15/2019	7.38%	215,000	239,707
Santander UK PLC (b)	08/23/2018	3.05%	245,000	248,926
Societe Generale SA (Acquired 04/04/2016, Cost, $299,775) (a)(b)	04/08/2021	2.50%	300,000	295,680
State Street Corp.	08/18/2020	2.55%	305,000	309,095
SunTrust Banks, Inc.	11/01/2018	2.35%	250,000	251,609
Tagua Leasing LLC	11/16/2024	1.58%	16,722	16,199
Teva Pharmaceutical Finance Netherlands III BV (b)	07/19/2019	1.70%	310,000	306,466
Trinity Acquisition PLC (b)	09/15/2021	3.50%	335,000	340,575
UnitedHealth Group, Inc.	10/15/2020	3.88%	195,000	205,686
Voya Financial, Inc.	02/15/2018	2.90%	237,000	239,157
WellPoint, Inc.	01/15/2018	1.88%	200,000	200,153
Wells Fargo & Co.	04/22/2019	2.13%	375,000	376,428
Wells Fargo & Co.	07/22/2020	2.60%	210,000	212,076
				15,485,430
Information: 5.19%
21st Century Fox America, Inc.	02/15/2021	4.50%	300,000	320,021
America Movil SAB de CV (b)	03/30/2020	5.00%	320,000	343,000
AT&T, Inc.	03/11/2019	2.30%	700,000	703,403
CBS Corp.	04/15/2020	5.75%	250,000	274,463
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	400,000	411,455
Deutsche Telekom International Finance BV (b)	07/08/2019	6.00%	225,000	244,039
Discovery Communications LLC	06/01/2020	5.05%	415,000	448,784
Hewlett Packard Enterprise Co.	10/05/2018	2.85%	297,000	300,578
Microsoft Corp.	02/06/2020	1.85%	330,000	331,024
Oracle Corp.	04/15/2018	5.75%	230,000	240,110
Oracle Corp.	01/15/2019	2.38%	165,000	167,270
Orange SA (b)	11/03/2019	1.63%	390,000	384,491
Rogers Communications, Inc. (b)	08/15/2018	6.80%	295,000	314,859
Verizon Communications, Inc.	09/14/2018	3.65%	560,000	575,175
Visa, Inc.	12/14/2020	2.20%	460,000	461,349
Vodafone Group PLC (b)	03/16/2021	4.38%	435,000	461,822
				5,981,843
Manufacturing: 7.18%
Abbott Laboratories	11/30/2021	2.90%	345,000	346,509
AbbVie, Inc.	05/14/2020	2.50%	240,000	241,636
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (b)	05/15/2019	3.75%	450,000	462,061
Altria Group, Inc.	01/14/2020	2.63%	295,000	298,760
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	505,000	508,798
Apple, Inc.	05/06/2019	2.10%	250,000	252,714
Archer-Daniels-Midland Co.	03/01/2021	4.48%	270,000	292,369
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	295,000	302,690
Celgene Corp.	08/15/2018	2.13%	305,000	306,229
Chevron Corp.	03/03/2020	1.96%	195,000	194,856
Daimler Finance North America LLC (Acquired 12/14/2016, Cost, $187,406) (a)	07/05/2019	1.50%	190,000	187,316
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	330,000	328,304
Eastman Chemical Co.	01/15/2020	2.70%	250,000	253,419
Ecolab, Inc.	12/08/2017	1.45%	200,000	199,779
General Electric Capital Corp.	05/01/2018	5.63%	370,000	386,850
General Electric Capital Corp.	08/07/2019	6.00%	410,000	450,357
Ingersoll-Rand Luxembourg Finance SA (b)	05/01/2020	2.63%	340,000	343,176
Kraft Heinz Foods Co.	07/02/2018	2.00%	400,000	400,994
Merck & Co., Inc.	05/18/2018	1.30%	210,000	209,943
Newell Brands, Inc.	03/29/2019	2.60%	65,000	65,804
PepsiCo, Inc.	10/14/2020	2.15%	450,000	452,571
Philip Morris International, Inc.	02/25/2019	1.38%	240,000	238,093
Qualcomm, Inc.	05/18/2018	1.40%	290,000	290,047
Reynolds American, Inc.	06/12/2020	3.25%	335,000	343,730
Rockwell Collins, Inc.	07/15/2019	1.95%	245,000	245,137
Siemens Financieringsmaatschappij NV (Acquired 09/14/2016, Cost, $498,270) (a)(b)	09/13/2019	1.30%	500,000	491,702
Tyson Foods, Inc.	08/15/2019	2.65%	185,000	187,036
				8,280,880
Mining, Quarrying, and Oil and Gas Extraction: 0.54%
ConocoPhillips Co.	03/15/2021	4.20%	310,000	330,551
Total Capital International SA (b)	01/10/2019	2.13%	290,000	291,801
				622,352
Professional, Scientific, and Technical Services: 0.68%
Biogen, Inc.	09/15/2020	2.90%	300,000	305,359
eBay, Inc.	03/09/2018	2.50%	230,000	231,748
International Business Machines Corp.	05/17/2019	1.80%	250,000	251,101
				788,208

Real Estate and Rental and Leasing: 1.24%
Air Lease Corp.	06/01/2021	3.38%	350,000	356,789
Ford Motor Credit Company LLC	11/04/2019	2.60%	455,000	457,464
General Motors Financial Co., Inc.	05/09/2019	2.40%	310,000	310,667
Helios Leasing I LLC	05/29/2024	2.02%	15,813	15,614
Helios Leasing I LLC	07/24/2024	1.73%	16,284	15,904
Helios Leasing I LLC	09/28/2024	1.56%	16,199	15,658
Toyota Motor Credit Corp.	10/24/2018	2.00%	250,000	251,236
				1,423,332
Retail Trade: 2.05%
Amazon.com, Inc.	12/05/2019	2.60%	335,000	341,654
BP Capital Markets PLC (b)	09/26/2018	2.24%	250,000	251,761
CVS Health Corp.	12/05/2018	2.25%	450,000	452,926
Home Depot, Inc./The	06/15/2019	2.00%	500,000	503,879
Hyundai Capital America (Acquired 12/02/2016, Cost, $310,532) (a)	03/18/2021	3.00%	310,000	311,051
Kroger Co./The	09/30/2019	1.50%	245,000	241,350
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	260,000	263,474
				2,366,095
Transportation and Warehousing: 0.32%
Carnival Corp. (b)	10/15/2020	3.95%	350,000	368,250

Utilities: 2.17%
Dominion Resources, Inc.	08/15/2019	1.60%	360,000	355,494
Duke Energy Corp.	09/15/2019	5.05%	220,000	235,205
Exelon Generation Co., LLC	10/01/2019	5.20%	265,000	283,497
NextEra Energy Capital Holdings, Inc.	03/01/2019	6.00%	400,000	428,593
Northern States Power Co.	08/15/2020	2.20%	345,000	346,088
PG&E Corp.	03/01/2019	2.40%	285,000	287,026
Sempra Energy	03/15/2020	2.40%	305,000	306,104
Southern Power Co.	06/01/2018	1.50%	255,000	254,451
				2,496,458
Wholesale Trade: 0.91%
Cardinal Health, Inc.	11/15/2019	2.40%	255,000	256,629
LyondellBasell Industries NV (b)	04/15/2019	5.00%	146,000	153,770
McKesson Corp.	03/15/2019	2.28%	410,000	412,954
Sysco Corp.	10/01/2020	2.60%	225,000	226,877
				1,050,230
TOTAL CORPORATE BONDS (Cost $38,987,694)				38,876,345

FOREIGN GOVERNMENT BOND: 0.01%
Petroleos Mexicanos (b)	12/20/2022	2.00%	15,000	14,893
TOTAL FOREIGN GOVERNMENT BOND (Cost $15,000)				14,893

MORTGAGE BACKED SECURITIES: 12.77%
Agate Bay Mortgage Trust, 2016-3 A5 (Acquired 08/08/2016, Cost, $509,196) (a)	08/25/2046	3.50%	497,164	504,893
BXHTL Mortgage Trust, 2015-JWRZ A (Acquired 03/10/2016, Cost, $734,063) (a)(c)	05/15/2029	2.14%	750,000	751,654
Citigroup Commercial Mortgage Trust, 2016-GC37 A1	04/12/2049	1.64%	614,013	608,237
Citigroup Mortgage Loan Trust, Inc., 2004-HE1 A (Acquired 12/20/2016, Cost, $326,003) (a)(c)	09/25/2033	1.31%	332,656	328,335
Commercial Mortgage Trust
Series 2014-BBG A (Acquired 03/09/2016, Cost, $658,547) (a)(c)	03/15/2029	1.71%	675,000	675,422
Series 2012-CR4 A2 (c)	10/17/2045	1.80%	194,136	195,213
Series 2007-GG11 A4	12/10/2049	5.74%	650,978	654,378
CSMC Trust, 2015-2 A2 (Acquired 04/30/2015, Cost, $67,234) (a)	02/25/2045	3.00%	66,469	66,386
Fannie Mae Aces
Series 2014-M13 ASQ2	11/25/2017	1.64%	243,127	243,321
Series 2012-M9 ASQ2	12/25/2017	1.51%	192,181	192,199
Series 2015-M1 ASQ2	02/25/2018	1.63%	274,254	274,412
Series 2013-M7 ASQ2	03/25/2018	1.23%	24,219	24,087
Series 2014-M8 FA (c)	05/25/2018	1.02%	134,551	134,621
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	270,000	272,064
Series 2010-M3 A3 (c)	03/25/2020	4.33%	304,204	320,071
Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M1 (c)	01/25/2024	2.58%	90,914	91,838
Series 2015-C03 2M1 (c)	07/25/2025	2.48%	77,127	77,285
Series 2017-C02 2M1 (c)	09/25/2029	2.13%	325,000	325,307
FHLMC Multifamily Structured Pass Through Certificates
Series K-701 A2 (c)	11/25/2017	3.88%	50,000	50,396
Series K-705 A2 (c)	09/25/2018	2.30%	285,000	287,343
Series K-708 A2	01/25/2019	2.13%	29,626	29,842
Series K-709 A2	03/25/2019	2.09%	25,000	25,147
Series K-710 A2	05/25/2019	1.88%	50,000	50,091
Series K-P02 A2 (c)	04/25/2021	2.36%	420,000	419,351
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/27/2023	2.43%	63,903	64,141
Series 2016-DNA2 M1 (c)	10/25/2028	1.69%	260,425	261,102
FREMF Mortgage Trust
Series 2011-K704 B (Acquired 03/01/2016, Cost, $412,930) (a)(c)	10/25/2030	4.54%	400,000	411,418
Series 2011-K702 B (Acquired 06/16/2016 through 01/20/2017, Cost, $740,761) (a)(c)	04/25/2044	4.77%	715,000	730,905
Series 2012-K708 B (Acquired 04/21/2015, Cost, $156,212) (a)(c)	02/25/2045	3.75%	150,000	153,302
Series 2013-K502 B (Acquired 05/06/2015, Cost, $126,463) (a)(c)	03/25/2045	2.43%	125,000	124,983
Series 2013-K712 B (Acquired 01/20/2017, Cost, $408,282) (a)(c)	05/25/2045	3.37%	400,000	408,022
Series 2013-KF02 B (Acquired 04/06/2015, Cost, $46,964) (a)(c)	12/25/2045	3.78%	45,874	46,017
Series 2011-K10 B (Acquired 11/22/2016, Cost, $412,087) (a)(c)	11/25/2049	4.63%	386,000	409,808
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (Acquired 05/07/2015 through 08/04/2016, Cost, $68,018) (a)(c)	12/15/2034	2.21%	67,727	67,995
GP Portfolio Trust, 2014-GPP A (Acquired 04/29/2016, Cost, $225,374) (a)(c)	02/16/2027	1.86%	226,720	227,005
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $34,084) (a)(c)	07/15/2031	1.91%	34,084	34,079
Series 2011-GC5 A2	08/10/2044	3.00%	1,549	1,548
Series 2007-GG10 A4 (c)	08/10/2045	5.95%	231,502	231,262
JP Morgan Mortgage Trust, 2016-1 A5 (Acquired 06/09/2016, Cost, $309,656) (a)	05/25/2046	3.50%	301,677	307,498
JPMBB Commercial Mortgage Securities Trust, 2013-C12 A2	07/17/2045	2.42%	168,417	169,515

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2 A2 (Acquired 01/26/2016, Cost, $216,230) (a)	11/18/2043	3.62%	210,477	212,622
Series 2012-C8 ASB	10/17/2045	2.38%	50,000	50,274
Series 2011-C3 A3 (Acquired 08/26/2015 through 03/03/2016, Cost, $681,060) (a)	02/16/2046	4.39%	651,301	665,175
Series 2007-CB20 A4 (c)	02/12/2051	5.79%	390,401	393,457
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%	24,902	24,990
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	62,670	62,862
Morgan Stanley Re-REMIC Trust, 2010-R1 3A (Acquired 05/05/2016, Cost, $111,340) (a)(c)	07/26/2035	3.20%	111,014	110,714
New Residential Mortgage Loan Trust
Series 2015-1A A3 (Acquired 03/09/2016 through 04/19/2016, Cost, $372,391) (a)	05/28/2052	3.75%	364,534	373,378
Series 2014-2A A3 (Acquired 02/18/2016, Cost, $245,293) (a)(c)	05/25/2054	3.75%	239,635	245,022
Series 2016-1A A1 (Acquired 03/29/2016, Cost, $379,348) (a)	03/25/2056	3.75%	369,021	372,325
Series 2017-1A A1 (Acquired 03/06/2017, Cost, $480,497) (a)	02/25/2057	4.00%	466,842	481,419
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, 2005-1 M3 (c)	02/25/2035	1.84%	200,000	199,612
RBSSP Resecuritization Trust, 2009-7 (Acquired 12/14/2016, Cost, $353,679) (a)(c)	06/26/2037	1.18%	366,033	351,177
SBA Tower Trust, 2012-1 A (Acquired 09/03/2014, Cost, $40,816) (a)	12/15/2042	2.93%	40,000	40,020
Sequoia Mortgage Trust, 2015-3 A4 (Acquired 06/19/2015, Cost, $112,125) (a)(c)	07/25/2045	3.50%	110,914	112,639
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 A2	01/12/2045	2.80%	106	106
Vornado DP LLC Trust, 2010-VN0 A1 (Acquired 03/01/2016, Cost, $403,755) (a)	09/14/2028	2.97%	396,079	403,223
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 A1	02/18/2048	1.45%	71,868	71,573
Series 2015-LC22 A1	09/17/2058	1.64%	178,841	178,343
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	126,792	126,785
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,789,483)				14,726,209

MUNICIPAL BONDS: 0.33%
City of Lubbock, TX	02/15/2018	4.44%	25,000	25,665
County of Forsyth, NC	04/01/2020	3.55%	30,000	31,572
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	16,289
North Carolina Eastern Municipal Power Agency	07/01/2018	2.00%	60,000	60,300
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	26,629
St. Paul Housing & Redevelopment Authority	07/01/2018	1.84%	60,000	60,099
State of Mississippi	11/01/2017	1.35%	30,000	30,032
State of Ohio	04/01/2018	3.66%	45,000	45,953
State of Tennessee	05/01/2017	3.82%	25,000	25,056
State of Texas	10/01/2017	2.50%	25,000	25,190
University of Texas System	08/15/2018	3.81%	25,000	25,852
TOTAL MUNICIPAL BONDS (Cost $370,681)				372,637

U.S. GOVERNMENT AGENCY ISSUES: 14.31%
Federal Farm Credit Banks Funding Corp.	09/14/2018	0.88%	650,000	646,942
Federal Home Loan Banks	01/16/2019	1.25%	3,325,000	3,321,821
Federal Home Loan Banks	03/18/2019	1.38%	2,835,000	2,835,811
Federal Home Loan Banks	08/05/2019	0.88%	1,500,000	1,480,641
Federal Home Loan Mortgage Corp.	07/19/2019	0.88%	2,515,000	2,484,440
Federal National Mortgage Association	08/02/2019	0.88%	1,170,000	1,154,813
Federal National Mortgage Association	08/28/2019	1.00%	2,140,000	2,117,267
Federal National Mortgage Association	10/24/2019	1.00%	1,165,000	1,150,807
Federal National Mortgage Association	02/28/2020	1.50%	1,220,000	1,217,064
Ginnie Mae II Pool	07/20/2060	5.31%	18,132	18,926
Ginnie Mae II Pool	07/20/2062	4.56%	22,315	23,229
Ginnie Mae II Pool	08/20/2062	4.10%	45,993	47,641
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,584,370)				16,499,402

U.S. GOVERNMENT NOTE: 1.20%
United States Treasury Note	03/15/2018	1.00%	1,380,000	1,378,976
TOTAL U.S. GOVERNMENT NOTE (Cost $1,379,766)				1,378,976

SHORT TERM INVESTMENTS: 5.05%
U.S. GOVERNMENT NOTE: 0.87%
United States Treasury Note	10/15/2017	0.88%	1,000,000	999,609
TOTAL U.S. GOVERNMENT NOTE (Cost $1,000,217)				999,609

MONEY MARKET FUND: 4.18%			Shares
STIT-Government & Agency Portfolio, 0.61% (d)(e)			4,822,843	4,822,843
TOTAL MONEY MARKET FUND (Cost $4,822,843)				4,822,843
TOTAL SHORT TERM INVESTMENTS (Cost $5,823,060)				5,822,452

TOTAL INVESTMENTS (Cost $97,321,009): 84.22%				97,096,824
Other Assets in Excess of Liabilities: 15.78% (f)				18,193,220
TOTAL NET ASSETS: 100.00%				$115,290,044

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2017, the value of these securities total $21,278,679 which represents 18.46% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of March 31, 2017.
(d) The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(e)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(f) Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows(1):

Cost of investments	$ 97,321,009

Gross unrealized appreciation	$ 211,018
Gross unrealized depreciation	(435,203)
Net unrealized depreciation	$ (224,185)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2017 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Termination Date	Reference Index	Notional	Unrealized Appreciation (Depreciation)*	Counterparty

12/20/2017	LoCorr Commodities Index^	$ 109,100,000	$ (17,735,141)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund’s consolidated statement of assets and liabilities.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 4.94%
Apollo Investment Corp.	68,280	$ 447,917
Ares Capital Corp.	38,665	671,998
Hercules Capital, Inc.	34,029	514,859
Prospect Capital Corp.	32,906	297,470
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,707,080)		1,932,244

CLOSED-END INVESTMENT COMPANIES: 6.86%
AllianzGI Convertible & Income Fund II	80,482	486,916
Invesco Dynamic Credit Opportunities Fund	50,235	614,374
Nuveen Credit Strategies Income Fund	55,131	479,088
PIMCO Dynamic Credit and Mortgage Income Fund	19,976	428,286
Western Asset Global High Income Fund, Inc.	66,536	672,014
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $2,536,697)		2,680,678

COMMON STOCKS: 29.34%
Construction: 2.26%
MasTec, Inc. (a)	22,078	884,224

Finance and Insurance: 6.28%
Artisan Partners Asset Management, Inc.	14,489	399,896
Credit Acceptance Corp. (a)	10,310	2,055,917
		2,455,813
Information: 5.80%
Gogo, Inc. (a)	128,699	1,415,689
Nexstar Broadcasting Group, Inc.	9,877	692,871
Sinclair Broadcast Group, Inc.	3,955	160,178
		2,268,738
Manufacturing: 3.07%
Tenneco, Inc.	19,195	1,198,152

Mining, Quarrying, and Oil and Gas Extraction: 2.12%
EnLink Midstream LLC	11,152	216,349
Pattern Energy Group, Inc.	21,747	437,767
Seadrill Partners LLC (b)	48,770	175,572
		829,688

Retail Trade: 4.35%
Signet Jewelers Ltd. (b)	17,295	1,198,025
Tailored Brands, Inc.	33,541	501,102
		1,699,127
Transportation and Warehousing: 5.46%
Euronav NV (b)	19,568	154,587
GasLog Partners LP (b)	12,959	317,496
Golar LNG Partners LP (b)	18,793	419,836
Hoegh LNG Partners LP (b)	5,316	104,459
Scorpio Tankers, Inc. (b)	46,503	206,473
Ship Finance International Ltd. (b)	32,484	477,515
Targa Resources Corp.	7,562	452,964
		2,133,330
TOTAL COMMON STOCKS (Cost $10,187,208)		11,469,072

CONVERTIBLE PREFERRED STOCKS: 2.49%
Information: 0.31%
Frontier Communications Corp.	2,502	123,249

Utilities: 2.18%
Kinder Morgan, Inc.	17,079	851,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $904,634)		975,149

EXCHANGE TRADED FUND: 1.11%
AllianceBernstein Global High Income Fund, Inc.	34,630	435,645
TOTAL EXCHANGE TRADED FUND (Cost $444,325)		435,645

	Units
MASTER LIMITED PARTNERSHIPS: 12.80%
Arts, Entertainment, and Recreation: 0.55%
Cedar Fair LP	3,169	214,890

Finance and Insurance: 0.98%
AllianceBernstein Holding LP	16,710	381,824

Manufacturing: 0.82%
Terra Nitrogen Co. LP	3,275	321,736

Mining, Quarrying, and Oil and Gas Extraction: 2.11%
Enterprise Products Partners LP	16,620	458,879
SunCoke Energy Partners LP	23,947	367,586
		826,465
Other Services (except Public Administration): 1.28%
StoneMor Partners LP	62,936	499,082

Real Estate and Rental and Leasing: 1.17%
Fortress Transportation & Infrastructure Investors LLC	30,739	458,319

Retail Trade: 3.54%
Crestwood Equity Partners LP	28,087	737,284
Global Partners LP	33,099	645,430
		1,382,714
Transportation and Warehousing: 1.76%
Energy Transfer Partners LP	12,660	462,343
Summit Midstream Partners LP	9,423	226,152
		688,495
Wholesale Trade: 0.59%
Martin Midstream Partners LP	11,426	228,520
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,987,173)		5,002,045

PUBLICLY TRADED PARTNERSHIPS: 5.05%
Apollo Global Management LLC	21,188	515,292
Blackstone Group LP/The	26,973	801,098
Carlyle Group LP/The	26,260	418,847
Oaktree Capital Group LLC	5,254	238,006
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $1,653,900)		1,973,243
	Shares
REAL ESTATE INVESTMENT TRUSTS: 11.40%
Administrative and Support and Waste Management and Remediation Services: 1.08%
Ladder Capital Corp.	29,414	424,738

Finance and Insurance: 2.75%
Apollo Commercial Real Estate Finance, Inc.	11,849	222,880
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,327	228,805
Starwood Property Trust, Inc.	27,604	623,298
		1,074,983

Real Estate and Rental and Leasing: 7.02%
Annaly Capital Management, Inc.		37,934	421,447
Care Capital Properties, Inc.		14,597	392,221
Digital Realty Trust, Inc.		14,838	408,045
Hospitality Properties Trust		19,842	625,618
LaSalle Hotel Properties		6,965	201,637
Two Harbors Investment Corp.		23,033	220,887
Uniti Group, Inc.		18,304	473,158
			2,743,013
Transportation and Warehousing: 0.55%
Iron Mountain, Inc.		6,007	214,270
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,205,067)			4,457,004

SHORT TERM INVESTMENT: 9.70%
MONEY MARKET FUND: 9.70%
STIT-Government & Agency Portfolio, 0.61% (c)(d)		3,790,025	3,790,025
TOTAL MONEY MARKET FUND (Cost $3,790,025)			3,790,025
TOTAL SHORT TERM INVESTMENT (Cost $3,790,025)			3,790,025

TOTAL INVESTMENTS (Cost $30,416,109): 83.69%			32,715,105
Other Assets in Excess of Liabilities: 16.31% (e)			6,376,593
TOTAL NET ASSETS: 100.00%			$ 39,091,698

(a) Non-dividend income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(d)	All or a portion of this security is held by LCMSF Fund Limited and pledged as collateral for swap contracts.
(e) Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows(1):

Cost of investments	$ 30,416,109

Gross unrealized appreciation	$ 3,533,719
Gross unrealized depreciation	(1,234,723)
Net unrealized appreciation	$ 2,298,996

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Securities Sold Short
March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: (2.41)%
Manufacturing: (1.56)%
Owens Corning	(9,925)	$ (609,097)

Other Services (except Public Administration): (0.85)%
Regis Corp. (a)	(28,436)	(333,270)
TOTAL COMMON STOCKS (Proceeds $933,409)		(942,367)
TOTAL SECURITIES SOLD SHORT (Proceeds $933,409): (2.41)%		$ (942,367)

(a) Non-dividend expense producing security.

Percentages are stated as a percent of net assets.

LoCorr Multi-Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2017 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMSF Fund Limited.

Termination Date	Reference Index	Notional	Unrealized Appreciation (Depreciation)*	Counterparty

4/14/2020	LoCorr Multi-Strategy Index^	$ 41,101,783	$ (3,603,001)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund’s consolidated statement of assets and liabilities.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 20.25%
AEP Texas Central Transition Funding II LLC, 2006-2 A4	01/01/2020	5.17%	$ 1,843,492	$ 1,876,639
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	1,848,434	1,846,626
Ally Auto Receivables Trust, 2014-2 A3	04/15/2019	1.25%	3,661,461	3,661,173
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	1.18%	1,590,000	1,590,703
Series 2014-4 A	06/15/2020	1.43%	7,500,000	7,505,396
AmeriCredit Automobile Receivables Trust, 2016-3 A2A	11/08/2019	1.37%	6,487,163	6,486,312
BA Credit Card Trust
Series 2014-A2 A (c)	09/16/2019	1.18%	6,000,000	5,999,999
Series 2014-3A A (c)	01/15/2020	1.20%	7,990,000	7,997,340
Barclays Dryrock Issuance Trust, 2014-2 A (c)	03/16/2020	1.25%	12,000,000	12,003,305
California Republic Auto Receivables Trust
Series 2013-2 A2	03/15/2019	1.23%	1,195,731	1,194,902
Series 2015-1 A3	04/15/2019	1.33%	302,722	302,710
Series 2015-4 A3 (Acquired 09/02/2016, Cost, $6,020,370) (a)	01/15/2020	2.04%	6,000,000	6,016,071
Capital Auto Receivables Asset Trust
Series 2015-1 A2	06/20/2018	1.42%	371,824	371,791
Series 2016-1 A2A	11/20/2018	1.50%	3,578,509	3,579,929
Capital One Multi-Asset Execution Trust, 2015-A6 (c)	06/15/2020	1.28%	5,575,000	5,581,204
CarMax Auto Owner Trust
Series 2013-1 A4	08/15/2018	0.89%	1,595,698	1,595,549
Series 2014-1 A3	10/15/2018	0.79%	445,643	445,362
Series 2015-3 A3	05/15/2020	1.63%	5,854,000	5,858,749
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2	08/15/2019	3.46%	2,090,782	2,117,831
CenterPoint Energy Transition Bond Co. II LLC, 2005-A A4	08/01/2019	5.17%	127,431	129,016
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	2,358,294	2,357,876
Chase Issuance Trust
Series 2015-A5	04/15/2020	1.36%	6,250,000	6,243,623
Series 2013-9A (c)	11/16/2020	1.33%	6,768,841	6,801,673
Chrysler Capital Auto Receivables Trust, 2016-B A2 (Acquired 10/26/2016 through 02/23/2017, Cost, $7,747,521) (a)	01/15/2020	1.36%	7,750,000	7,741,209
Citibank Credit Card Issuance Trust
Series 2008-A1	02/07/2020	5.35%	4,270,000	4,409,210
Series 2017-A2	01/19/2021	1.74%	5,085,000	5,093,092
Discover Card Execution Note Trust, 2007-A1	03/16/2020	5.65%	8,000,000	8,153,546
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	2,114,196	2,131,231
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	376,482	381,798
Ford Credit Auto Owner Trust, 2016-A A2A	12/15/2018	1.12%	2,276,233	2,276,593
GM Financial Automobile Leasing Trust, 2016-1 A3	06/20/2019	1.64%	5,000,000	5,003,359
Honda Auto Receivables Owner Trust
Series 2015-2 A3	02/21/2019	1.04%	5,734,988	5,726,404
Series 2017-1 A3	07/22/2019	1.42%	3,435,000	3,435,131
Series 2016-1 A3	12/18/2019	1.22%	6,000,000	5,980,856
Huntington Auto Trust, 2015-1 A3	09/16/2019	1.24%	6,009,845	6,003,327
Hyundai Auto Lease Securitization Trust, 2016-A A2A (Acquired 01/26/2016, Cost, $2,651,801) (a)	07/16/2018	1.33%	2,651,880	2,651,907
Hyundai Auto Receivables Trust, 2014-B A3	12/17/2018	0.90%	1,254,345	1,253,488
Nissan Auto Receivables Owner Trust, 2015-B A3	03/16/2020	1.34%	8,005,000	7,993,896
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	1,514,933	1,513,176
Santander Drive Auto Receivables Trust, 2016-2 A2A	07/15/2019	1.38%	2,278,610	2,278,116
Synchrony Credit Card Master Note Trust, 2014-1 A	11/15/2020	1.61%	9,300,000	9,313,028
TCF Auto Receivables Owner Trust, 2016-1A A3 (Acquired 09/14/2016, Cost, $6,998,850) (a)	04/15/2021	1.71%	7,000,000	6,969,366
Verizon Owner Trust, 2016-A 1A (Acquired 07/12/2016 through 02/14/2017, Cost, $4,849,299) (a)	01/20/2021	1.42%	4,855,000	4,825,224
Volkswagen Auto Loan Enhanced Trust, 2014-1 A3	10/22/2018	0.91%	1,008,713	1,007,675
TOTAL ASSET BACKED SECURITIES (Cost $185,789,310)				185,705,411

CORPORATE BOND: 0.18%
Johnson & Johnson	07/15/2018	5.15%	1,595,000	1,670,297
TOTAL CORPORATE BOND (Cost $1,674,783)				1,670,297

FOREIGN GOVERNMENT BONDS: 1.58%
European Investment Bank (b)	03/15/2018	1.00%	6,000,000	5,987,004
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	999,687
European Investment Bank (b)	08/15/2018	1.13%	2,500,000	2,492,720
International Bank for Reconstruction & Development (b)	11/15/2017	1.00%	5,000,000	4,993,100
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,477,701)				14,472,511

MORTGAGE BACKED SECURITIES: 8.35%
Fannie Mae Aces
Series 2012-M13 ASQ2	08/25/2017	1.25%	590,841	590,171
Series 2014-M13 ASQ2	11/25/2017	1.64%	4,276,610	4,280,019
Series 2014-M6 FA (c)	12/25/2017	1.07%	343,227	343,250
Series 2015-M1 ASQ2	02/25/2018	1.63%	4,385,054	4,387,592
Series 2015-M7 ASQ2	04/25/2018	1.55%	3,725,000	3,721,754
Series 2014-M8 FA (c)	05/25/2018	1.02%	1,574,249	1,575,062
Series 2013-M13 FA (c)	05/25/2018	1.33%	2,333,567	2,334,065
Series 2013-M14 FA (c)	08/25/2018	1.33%	1,256,938	1,258,577
Series 2009-M2 A3	01/25/2019	4.00%	2,056,788	2,126,812
Series 2014-M10 ASQ2 (c)	09/25/2019	2.17%	4,880,000	4,917,303
Series 2010-M1 A2	09/25/2019	4.45%	3,225,792	3,387,581
Series 2010-M3 A3 (c)	03/25/2020	4.33%	3,118,525	3,281,186
FHLMC Multifamily Structured Pass Through Certificates
Series K-701 A2 (c)	11/25/2017	3.88%	5,000,000	5,039,634
Series K-703 A2	05/25/2018	2.70%	3,931,667	3,975,965
Series K-705 A2	09/25/2018	2.30%	4,000,000	4,032,882
Series K-708 A2	01/25/2019	2.13%	1,382,528	1,392,608
Series K-P03 A2	07/25/2019	1.78%	10,000,000	9,936,075
Series K006 A1	07/25/2019	3.40%	1,345,326	1,375,894
Series K-504 A1	10/25/2019	1.68%	5,489,417	5,487,122
FREMF 2017-KT01 Multifamily Aggregation Risk Transfer Trust, 2017-KT01 A (c)	02/25/2020	1.09%	5,890,000	5,899,176
NCUA Guaranteed Notes Trust, 2010-R1 1A (c)	10/07/2020	1.30%	7,260,587	7,268,526
TOTAL MORTGAGE BACKED SECURITIES (Cost $76,511,224)				76,611,254

U.S. GOVERNMENT AGENCY ISSUES: 45.48%
Federal Farm Credit Banks Funding Corp.	09/14/2018	0.88%	22,000,000	21,896,512
Federal Farm Credit Banks Funding Corp.	09/27/2019	1.55%	13,000,000	13,007,787
Federal Home Loan Banks	12/08/2017	1.13%	22,000,000	22,011,396
Federal Home Loan Banks	12/08/2017	2.13%	4,000,000	4,027,884
Federal Home Loan Banks	03/19/2018	0.88%	13,335,000	13,304,490
Federal Home Loan Banks	06/29/2018	0.88%	10,740,000	10,698,490
Federal Home Loan Banks	08/07/2018	0.63%	30,000,000	29,772,270
Federal Home Loan Banks	03/18/2019	1.38%	15,000,000	15,004,290
Federal Home Loan Banks	06/14/2019	1.63%	20,000,000	20,088,160
Federal Home Loan Banks	08/05/2019	0.88%	5,055,000	4,989,760
Federal Home Loan Mortgage Corp.	07/25/2017	1.00%	5,000,000	5,002,200
Federal Home Loan Mortgage Corp.	12/15/2017	1.00%	10,000,000	9,998,810
Federal Home Loan Mortgage Corp.	03/07/2018	0.88%	17,000,000	16,961,546
Federal Home Loan Mortgage Corp.	10/12/2018	0.88%	17,210,000	17,116,687
Federal Home Loan Mortgage Corp.	04/15/2019	1.13%	22,000,000	21,893,542
Federal Home Loan Mortgage Corp.	07/19/2019	0.88%	25,440,000	25,130,879
Federal Home Loan Mortgage Corp.	01/17/2020	1.50%	26,185,000	26,143,287
Federal National Mortgage Association	02/26/2019	1.00%	56,000,000	55,633,984
Federal National Mortgage Association	08/02/2019	0.88%	21,000,000	20,727,420
Federal National Mortgage Association	08/28/2019	1.00%	21,610,000	21,380,437
Federal National Mortgage Association	10/24/2019	1.00%	22,545,000	22,270,334
Federal National Mortgage Association	11/26/2019	1.75%	8,495,000	8,549,980
Federal National Mortgage Association	02/28/2020	1.50%	11,560,000	11,532,175
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $419,031,268)				417,142,320

U.S. GOVERNMENT NOTES: 2.75%
United States Treasury Note	02/15/2019	0.75%	14,500,000	14,369,166
United States Treasury Note	07/15/2019	0.75%	6,025,000	5,945,687
United States Treasury Note	08/15/2019	0.75%	5,000,000	4,929,490
TOTAL U.S. GOVERNMENT NOTES (Cost $25,325,811)				25,244,343

SHORT TERM INVESTMENT: 5.85%
MONEY MARKET FUND: 5.85%			Shares
STIT-Government & Agency Portfolio, 0.61% (d)(e)			53,616,471	53,616,471
TOTAL MONEY MARKET FUND (Cost $53,616,471)				53,616,471
TOTAL SHORT TERM INVESTMENT (Cost $53,616,471)				53,616,471

TOTAL INVESTMENTS (Cost $776,426,568): 84.44%				774,462,607
Other Assets in Excess of Liabilities: 15.56% (f)				142,706,992
TOTAL NET ASSETS: 100.00%				$917,169,599

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2017, the value of these securities total $28,203,777 which represents 3.08% of total net assets.

(b) Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2017.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(e)	All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(f) Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows(1):

Cost of investments	$ 776,426,568

Gross unrealized appreciation	$ 427,514
Gross unrealized depreciation	(2,391,475)
Net unrealized depreciation	$ (1,963,961)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

	LoCorr Market Trend Fund
	Consolidated Schedule of Open Forward Currency Contracts(a)
	March 31, 2017 (Unaudited)

				Currency to be Received		Currency to be Delivered
		Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
		Amount	Settlement Date	Abbreviation	March 31, 2017	Abbreviation	Origination Date	Appreciation	(Depreciation)
	Purchase Contracts:
		$ 219,546,140	06/23/2017	AUD	$ 222,253,158	USD	$ 219,546,140	$ 2,707,018	$ –
		52,887,665	06/23/2017	CAD	53,486,355	USD	52,887,665	598,690	–
		195,944,071	06/23/2017	CHF	193,904,933	USD	195,944,071	–	(2,039,138)
		42,921,639	06/23/2017	EUR	42,452,295	USD	42,921,639	–	(469,344)
		36,807,187	06/23/2017	GBP	37,006,393	USD	36,807,187	199,206	–
		165,057,714	06/23/2017	JPY	164,890,646	USD	165,057,714	–	(167,068)
		75,161,323	06/23/2017	MXN	76,729,671	USD	75,161,323	1,568,348	–
		83,780,462	06/23/2017	NZD	84,920,231	USD	83,780,462	1,139,769	–
	Total Purchase Contracts				875,643,682		872,106,201	6,213,031	(2,675,550)

	Sale Contracts:
		$ 11,142,244	06/23/2017	USD	$ (11,201,715)	AUD	$ (11,142,244)	$ –	$ (59,471)
		72,795,870	06/23/2017	USD	(73,669,090)	CAD	(72,795,870)	–	(873,220)
		48,718,750	06/23/2017	USD	(49,291,605)	CHF	(48,718,750)	–	(572,855)
		139,957,835	06/23/2017	USD	(141,129,162)	EUR	(139,957,835)	–	(1,171,327)
		196,492,624	06/23/2017	USD	(202,164,764)	GBP	(196,492,624)	–	(5,672,140)
		91,491,608	06/23/2017	USD	(93,975,027)	JPY	(91,491,608)	–	(2,483,419)
		31,919,067	06/23/2017	USD	(33,446,594)	MXN	(31,919,067)	–	(1,527,527)
		4,265,300	06/23/2017	USD	(4,280,846)	NZD	(4,265,300)	–	(15,546)
	Total Sale Contracts				(609,158,803)		(596,783,298)	–	(12,375,505)
	Total Forward Currency Contracts				$ 266,484,879		$ 275,322,903	$ 6,213,031	$ (15,051,055)
	Net Unrealized Depreciation								$ (8,838,024)

	Currency abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2017.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2017 (Unaudited)

		Number of
		Contracts
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
90 Day Sterling	$718,166,933	4,611	Jun-18	$ -	$ (466,133)
Aluminum (a)(b)	57,257,888	1,166	Jun-17	1,396,135	-
CAC 40 10 Euro Index	37,764,044	692	Apr-17	1,076,726	-
Copper (a)(b)	72,260,719	495	Jun-17	-	(666,363)
Cotton No.2 (a)	10,884,715	277	Jul-17	-	(22,984)
DAX Index	142,382,852	433	Jun-17	3,678,212	-
Dollar	60,030,582	599	Jun-17	-	(879,116)
Dow Jones Industrial Average Mini E-Cbot Index	61,708,980	599	Jun-17	-	(478,650)
Euro-Bobl	317,766,541	2,260	Jun-17	-	(1,028,914)
Euro-Bund	139,829,141	812	Jun-17	-	(131,418)
Euro-Schatz	270,619,919	2,260	Jun-17	-	(212,369)
Euro-Stoxx 50 Index	105,844,972	2,896	Jun-17	2,476,441	-
FTSE 100 Index	132,812,172	1,457	Jun-17	13,176	-
Gold (a)	70,442,560	563	Jun-17	-	(136,857)
Hang Seng Index	103,088,104	664	Apr-17	-	(947,497)
Long Gilt	246,160,747	1,540	Jun-17	2,776,798	-
Nasdaq 100 E-Mini Index	98,328,080	904	Jun-17	1,168,984	-
Nikkei 225 Index	59,449,385	350	Jun-17	-	(1,059,378)
Russell 2000 Mini Index	68,320,140	987	Jun-17	473,354	-
S&P500 E-Mini Index	118,549,800	1,005	Jun-17	-	(113,775)
Silver (a)	56,411,040	618	May-17	-	(195,775)
Tokyo Price Index	55,158,089	406	Jun-17	-	(1,067,739)
Zinc (a)(b)	46,206,425	667	Jun-17	-	(1,356,398)
Total Purchase Contracts				13,059,826	(8,763,366)

Sale Contracts:
10 Yr Mini JGB	$(1,349,412)	(10)	Jun-17	$ 805	$ -
3 Mo Euro Euribor	(820,512,439)	(3,071)	Jun-18	400,360	-
90 Day Euro	(1,510,623,600)	(6,152)	Jun-18	1,582,898	-
Aluminum (a)(b)	(4,272,244)	(87)	Jun-17	-	(145,488)
Australian 10 Yr Bond	(151,126,691)	(1,540)	Jun-17	-	(2,855,030)
Brent Crude (a)	(34,580,380)	(646)	Apr-17	-	(1,346,016)
Canadian 10 Yr Bond	(52,352,701)	(507)	Jun-17	-	(388,501)
Cocoa (a)	(16,092,652)	(765)	May-17	10,631	-
Coffee (a)	(17,157,356)	(323)	Jul-17	-	(128,683)
Copper (a)(b)	(4,963,363)	(34)	Jun-17	-	(18,907)
Corn (a)	(9,397,650)	(516)	May-17	-	(81,298)
Gasoline RBOB (a)	(52,786,188)	(738)	Apr-17	-	(508,274)
Hard Red Wheat (a)	(12,795,625)	(590)	Jul-17	637,589	-
Heating Oil (a)	(49,996,699)	(756)	Apr-17	-	(1,766,868)
Japanese 10 Yr Bond	(14,848,469)	(11)	Jun-17	-	(8,943)
Low Sulphur Gasoil (a)	(423,900)	(9)	May-17	-	(836)
Natural Gas (a)	(26,189,900)	(821)	Apr-17	-	(1,574,590)
Soybean (a)	(27,481,300)	(581)	May-17	634,198	-
Soybean Meal (a)	(14,217,240)	(461)	May-17	389,087	-
Soybean Oil (a)	(11,078,508)	(581)	May-17	248,829	-
Sugar (a)	(14,462,784)	(765)	Jun-17	573,162	-
U.S. 10 Yr Note	(206,773,750)	(1,660)	Jun-17	-	(490,427)
U.S. 2 Yr Note	(465,157,768)	(2,149)	Jun-17	-	(485,284)
U.S. 5 Yr Note	(336,580,244)	(2,859)	Jun-17	-	(1,409,069)
U.S. Long Bond	(127,915,500)	(848)	Jun-17	-	(1,260,514)
Wheat (a)	(16,910,725)	(793)	May-17	338,510	-
Wti Crude (a)	(48,070,000)	(950)	Apr-17	-	(1,591,627)
Zinc (a)(b)	(3,394,475)	(49)	Jun-17	-	(19,210)
Total Sale Contracts				4,816,069	(14,079,565)
Total Futures Contracts				$ 17,875,895	$ (22,842,931)
Net Unrealized Depreciation					$ (4,967,036)

(a) Contract held by LCMT Fund Limited.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Dynamic Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
COMMON STOCKS: 61.26%
Accommodation and Food Services: 1.30%
Extended Stay America, Inc.	44,317	$ 706,413
MGM Resorts International	15,620	427,988
		1,134,401
Administrative and Support and Waste Management and Remediation Services: 1.61%
Covanta Holding Corp.	69,600	1,092,720
Hostess Brands, Inc. (a)	19,391	307,735
		1,400,455
Arts, Entertainment, and Recreation: 0.77%
Six Flags Entertainment Corp.	11,226	667,835

Construction: 3.90%
MasTec, Inc. (a)	84,830	3,397,442

Finance and Insurance: 7.83%
Credit Acceptance Corp. (a)	23,452	4,676,563
Drive Shack, Inc.	120,878	501,644
FNF Group	5,421	211,094
Opus Bank	16,567	333,825
Zions Bancorporation	26,199	1,100,358
		6,823,484
Information: 20.51%
AMC Entertainment Holdings, Inc.	31,237	982,404
Cincinnati Bell, Inc. (a)	47,694	844,180
Five9, Inc. (a)	41,193	678,037
Gogo, Inc. (a)	540,472	5,945,192
Hortonworks, Inc. (a)	30,576	299,951
Liberty Global Plc LiLAC (a)(b)	55,060	1,268,582
Lumos Networks Corp. (a)	17,174	303,980
Madison Square Garden Co./The (a)	3,795	757,899
Match Group, Inc. (a)	94,326	1,540,344
Nexstar Broadcasting Group, Inc.	33,372	2,341,046
Nuance Communications, Inc. (a)	12,703	219,889
Pandora Media, Inc. (a)	13,090	154,593
Sinclair Broadcast Group, Inc.	10,323	418,081
Take-Two Interactive Software, Inc. (a)	4,463	264,522
Twilio, Inc. (a)	5,807	167,648
Zayo Group Holdings, Inc. (a)	51,208	1,684,743
		17,871,091

Information Technology: 0.06%
Telit Communications PLC (b)	12,352	54,281

Manufacturing: 12.40%
Callaway Golf Co.	114,854	1,271,434
Commercial Vehicle Group, Inc. (a)	3,908	26,457
Elbit Systems Ltd. (b)	1,935	219,913
Exar Corp. (a)	50,423	656,003
Harmonic, Inc. (a)	59,215	352,329
Immersion Corp. (a)	25,051	216,942
Integrated Device Technology, Inc. (a)	43,388	1,026,994
Manitowoc Co., Inc./The (a)	74,978	427,375
Nintendo Co. Ltd. - ADR (a)(b)	35,878	1,041,180
QuickLogic Corp. (a)	59,254	105,472
Tenneco, Inc.	67,772	4,230,328
TimkenSteel Corp. (a)	11,980	226,542
Visteon Corp. (a)	6,530	639,613
Zynga, Inc. (a)	127,487	363,338
		10,803,920
Mining, Quarrying, and Oil and Gas Extraction: 2.46%
Gran Tierra Energy, Inc. (a)	165,026	435,668
Halcon Resources Corp. (a)	53,928	415,246
Key Energy Services, Inc. (a)	6,400	148,608
Mammoth Energy Services, Inc. (a)	5,241	112,734
Patterson-UTI Energy, Inc.	35,336	857,605
Ultra Petroleum Corp. (a)(b)	25,427	169,852
		2,139,713
Professional, Scientific, and Technical Services: 1.27%
Instructure, Inc. (a)	27,620	646,308
Rubicon Project, Inc./The (a)	78,232	460,786
		1,107,094
Retail Trade: 8.26%
MobileIron, Inc. (a)	91,485	397,960
Signet Jewelers Ltd. (b)	74,050	5,129,443
Tailored Brands, Inc.	112,104	1,674,834
		7,202,237
Transportation and Warehousing: 0.50%
Carnival Corp. (b)	7,453	439,056

Wholesale Trade: 0.39%
Impinj, Inc. (a)	11,208	339,266
TOTAL COMMON STOCKS (Cost $49,517,902)		53,380,275

PUBLICLY TRADED PARTNERSHIP: 0.53%
8Point3 Energy Partners LP	33,786	458,476

TOTAL PUBLICLY TRADED PARTNERSHIP (Cost $431,290)				458,476

REAL ESTATE INVESTMENT TRUST: 0.65%
Gaming and Leisure Properties, Inc.			17,058	570,078
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $540,202)				570,078

SHORT TERM INVESTMENTS: 35.69%
U.S. TREASURY BILL: 6.85%	Maturity Date	Coupon	Principal Amount
United States Treasury Bill (c)	11/09/2017	0.88% (d)	$ 6,000,000	5,967,246
TOTAL U.S. TREASURY BILL (Cost $5,972,250)				5,967,246

MONEY MARKET FUND: 28.84%			Shares
STIT-Government & Agency Portfolio, 0.61% (e)			25,131,242	25,131,242
TOTAL MONEY MARKET FUND (Cost $25,131,242)				25,131,242
TOTAL SHORT TERM INVESTMENTS (Cost $31,103,492)				31,098,488

TOTAL INVESTMENTS (Cost $81,592,886): 98.13%				85,507,317
Other Assets in Excess of Liabilities: 1.87% (f)				1,631,336
TOTAL NET ASSETS: 100.00%				$ 87,138,653

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d)	Effective yield as of March 31, 2017.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(f)	Includes assets pledged as collateral for securities sold short.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows(1):

Cost of investments	$81,592,886

Gross unrealized appreciation	$5,465,231
Gross unrealized depreciation	(1,550,800)
Net unrealized appreciation	$3,914,431

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: (15.94)%
Administrative and Support and Waste Management and Remediation Services: (0.34)%
Teladoc, Inc. (a)	(11,679)	$ (291,975)

Agriculture, Forestry, Fishing and Hunting: (0.38)%
Fresh Del Monte Produce, Inc. (b)	(5,563)	(329,496)

Arts, Entertainment, and Recreation: (0.73)%
Electronic Arts, Inc. (a)	(7,125)	(637,830)

Consumer Discretionary: (1.08)%
Bayerische Motoren Werke AG (b)	(5,606)	(511,392)
Daimler AG (b)	(5,806)	(428,615)
		(940,007)
Finance and Insurance: (1.04)%
Allstate Corp./The	(3,371)	(274,703)
Black Knight Financial Services, Inc. (a)	(1,692)	(64,804)
First American Financial Corp.	(3,470)	(136,302)
Progressive Corp./The	(10,874)	(426,043)
		(901,852)
Information: (1.80)%
Argan, Inc.	(5,723)	(378,576)
BroadSoft, Inc. (a)	(5,300)	(213,060)
Cornerstone OnDemand, Inc. (a)	(6,809)	(264,802)
LogMeIn, Inc.	(2,894)	(282,165)
MSG Networks, Inc. (a)	(18,440)	(430,574)
		(1,569,177)

Manufacturing: (6.51)%
A10 Networks, Inc. (a)	(23,057)	(210,972)
Accuray, Inc. (a)	(4,459)	(21,180)
BlackBerry Ltd. (a)(b)	(45,251)	(350,695)
CalAmp Corp. (a)	(6,356)	(106,717)
Finisar Corp. (a)	(3,857)	(105,450)
Global Brass & Copper Holdings, Inc.	(1,794)	(61,714)
II-VI, Inc. (a)	(11,312)	(407,798)
Lumentum Holdings, Inc. (a)	(2,931)	(156,369)
Methode Electronics, Inc.	(2,386)	(108,802)
NIKE, Inc.	(7,606)	(423,882)
Owens Corning	(33,229)	(2,039,264)
Proto Labs, Inc. (a)	(3,923)	(200,465)
Universal Electronics, Inc. (a)	(9,477)	(649,175)
VF Corp.	(11,417)	(627,592)
Wabtec Corp.	(2,643)	(206,154)
		(5,676,229)
Mining, Quarrying, and Oil and Gas Extraction: (0.13)%
Unit Corporation (a)	(4,673)	(112,900)

Other Services (except Public Administration): (1.28)%
Regis Corp. (a)	(95,486)	(1,119,096)

Professional, Scientific, and Technical Services: (1.47)%
Athenahealth, Inc. (a)	(1,896)	(213,660)
FactSet Research Systems, Inc.	(1,834)	(302,445)
GenMark Diagnostics, Inc. (a)	(8,294)	(106,329)
Genpact Ltd. (b)	(8,619)	(213,406)
Gigamon, Inc. (a)	(6,054)	(215,220)
LivePerson, Inc. (a)	(33,837)	(231,784)
		(1,282,844)
Retail Trade: (0.58)%
GrubHub, Inc. (a)	(15,227)	(500,816)

Transportation and Warehousing: (0.36)%
C.H. Robinson Worldwide, Inc.	(4,063)	(314,029)

Wholesale Trade: (0.24)%
Herbalife Ltd. (a)(b)		(3,663)	(212,967)
TOTAL COMMON STOCKS (Proceeds $13,865,524)			(13,889,218)

EXCHANGE TRADED FUNDS: (4.39)%
iShares PHLX Semiconductor		(3,168)	(433,668)
iShares Russell 2000		(9,329)	(1,282,551)
SPDR S&P Oil & Gas Exploration & Production		(11,467)	(429,324)
SPDR S&P500 Trust		(5,214)	(1,229,148)
VanEck Vectors Semiconductor		(5,681)	(452,833)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,790,320)			(3,827,524)

REAL ESTATE INVESTMENT TRUST: (0.73)%
AvalonBay Communities, Inc.		(3,448)	(633,053)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $632,965)			(633,053)
TOTAL SECURITIES SOLD SHORT (Proceeds $18,288,809): (21.06)%			$ (18,349,795)

ADR	American Depository Receipt
(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 8.52%
Apollo Investment Corp.	341,831	$2,242,411
Ares Capital Corp.	194,944	3,388,127
Hercules Capital, Inc.	162,584	2,459,896
Prospect Capital Corp.	160,977	1,455,232
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $8,771,783)		9,545,666

CLOSED-END INVESTMENT COMPANIES: 11.59%
AllianzGI Convertible & Income Fund II	384,292	2,324,966
Invesco Dynamic Credit Opportunities Fund	253,555	3,100,978
Nuveen Credit Strategies Income Fund	253,233	2,200,595
PIMCO Dynamic Credit and Mortgage Income Fund	100,056	2,145,201
Western Asset Global High Income Fund, Inc.	319,326	3,225,192
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $12,349,369)		12,996,932

COMMON STOCKS: 14.59%
Finance and Insurance: 1.70%
Artisan Partners Asset Management, Inc.	69,138	1,908,209
		1,908,209
Mining, Quarrying, and Oil and Gas Extraction: 3.67%
EnLink Midstream LLC	54,217	1,051,810
Pattern Energy Group, Inc.	108,900	2,192,157
Seadrill Partners LLC (a)	240,264	864,950
		4,108,917
Transportation and Warehousing: 9.22%
Euronav NV (a)	93,585	739,322
GasLog Partners LP (a)	65,166	1,596,567
Golar LNG Partners LP (a)	94,466	2,110,370
Hoegh LNG Partners LP (a)	26,619	523,063
Scorpio Tankers, Inc. (a)	228,804	1,015,890
Ship Finance International Ltd. (a)	141,727	2,083,387
Targa Resources Corp.	37,863	2,267,994
		10,336,593
TOTAL COMMON STOCKS (Cost $16,283,578)		16,353,719

CONVERTIBLE PREFERRED STOCKS: 5.22%
Frontier Communications Corp.	12,528	617,129
Kinder Morgan, Inc.	104,870	5,230,916
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,369,353)		5,848,045

EXCHANGE TRADED FUND: 1.94%
AllianceBernstein Global High Income Fund, Inc.	172,699	2,172,553
TOTAL EXCHANGE TRADED FUND (Cost $2,215,123)		2,172,553
	Units
MASTER LIMITED PARTNERSHIPS: 21.58%
Arts, Entertainment, and Recreation: 0.96%
Cedar Fair LP	15,849	1,074,721

Finance and Insurance: 1.63%
AllianceBernstein Holding LP	79,878	1,825,212

Manufacturing: 1.32%
Terra Nitrogen Co. LP	15,064	1,479,887

Mining, Quarrying, and Oil and Gas Extraction: 3.61%
Enterprise Products Partners LP	79,638	2,198,805
SunCoke Energy Partners LP	120,281	1,846,313
		4,045,118
Other Services (except Public Administration): 2.12%
StoneMor Partners LP	300,096	2,379,761

Retail Trade: 6.07%
Crestwood Equity Partners LP	135,991	3,569,764
Global Partners LP	165,991	3,236,825
		6,806,589
Real Estate and Rental and Leasing: 2.00%
Fortress Transportation & Infrastructure Investors LLC	150,529	2,244,388

Transportation and Warehousing: 2.88%
Energy Transfer Partners LP	57,796	2,110,710
Summit Midstream Partners LP	46,660	1,119,840
		3,230,550
Wholesale Trade: 0.99%
Martin Midstream Partners LP	55,565	1,111,300
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $23,985,936)		24,197,526

PUBLICLY TRADED PARTNERSHIPS: 8.75%
Apollo Global Management LLC	106,384	2,587,259
Blackstone Group LP/The	135,508	4,024,588
Carlyle Group LP/The	125,691	2,004,771
Oaktree Capital Group LLC	26,383	1,195,150
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $8,453,586)		9,811,768
	Shares
REAL ESTATE INVESTMENT TRUSTS: 19.79%
Annaly Capital Management, Inc.	189,983	2,110,711
Apollo Commercial Real Estate Finance, Inc.	59,330	1,115,997
Care Capital Properties, Inc.	72,460	1,947,000
Digital Realty Trust, Inc.	74,980	2,061,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,682	1,144,976
Hospitality Properties Trust	100,141	3,157,446
Iron Mountain, Inc.	30,077	1,072,846
Ladder Capital Corp.	148,379	2,142,593
LaSalle Hotel Properties	34,313	993,361
Starwood Property Trust, Inc.	139,384	3,147,291
Two Harbors Investment Corp.	116,276	1,115,087
Uniti Group, Inc.	84,376	2,181,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,593,106)		22,190,378

SHORT TERM INVESTMENT: 9.15%
MONEY MARKET FUND: 9.15%
STIT-Government & Agency Portfolio, 0.61% (b)	10,258,675	10,258,675
TOTAL MONEY MARKET FUND (Cost $10,258,675)		10,258,675
TOTAL SHORT TERM INVESTMENT (Cost $10,258,675)		10,258,675

TOTAL INVESTMENTS (Cost $109,280,509): 101.13%		113,375,262
Liabilities in Excess of Other Assets: (1.13)%		(1,268,972)
TOTAL NET ASSETS: 100.00%		$112,106,290

(a)	Foreign issued security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows(1):

Cost of investments	$109,280,509

Gross unrealized appreciation	$8,502,903
Gross unrealized depreciation	(4,408,150)
Net unrealized appreciation	$4,094,753

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Multi-Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a “Fund” and collectively the “Funds”) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign nvestments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.  ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities.  Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Over-the-counter Financial Derivative Instruments
Over-the-counter financial derivative instruments, such as forward currency contracts, futures contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.  Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the

●
spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or  when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued  at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$158,986,286	$-	$158,986,286
Corporate Bonds	-	335,099,672	-	335,099,672
Foreign Government Bond	-	2,393,011	-	2,393,011
Mortgage Backed Securities	-	122,758,544	-	122,758,544
Municipal Bonds	-	8,299,432	-	8,299,432
U.S. Government Agency Issues	-	86,730,475	-	86,730,475
U.S. Government Notes	-	80,494,505	-	80,494,505
Short Term Investments	55,993,309	11,495,504	-	67,488,813
Total Investments	$55,993,309	$806,257,429	$-	$862,250,738

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$3,809,532	$-	$3,809,532
Short	-	(6,498,715)	-	(6,498,715)
Total Forward Currency Contracts	-	(2,689,183)	-	(2,689,183)
Futures Contracts
Long	6,467,477	-	-	6,467,477
Short	(5,873,964)	-	-	(5,873,964)
Total Futures Contracts	593,513	-	-	593,513
Total Other Financial Instruments	$593,513	$(2,689,183)	$-	$(2,095,670)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund’s consolidated schedule of investments. The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at March 31, 2017.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$19,405,910	$-	$19,405,910
Corporate Bonds	-	38,876,345	-	38,876,345
Foreign Government Bond	-	14,893	-	14,893
Mortgage Backed Securities	-	14,726,209	-	14,726,209
Municipal Bonds	-	372,637	-	372,637
U.S. Government Agency Issues	-	16,499,402	-	16,499,402
U.S. Government Note	-	1,378,976	-	1,378,976
Short Term Investments	4,822,843	999,609	-	5,822,452
Total Investments	$4,822,843	$92,273,981	$-	$97,096,824

Swap Contracts*
Total Return Swap Contracts	$-	$(17,735,141)	$-	$(17,735,141)
Total Swap Contracts	$-	$(17,735,141)	$-	$(17,735,141)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund’s consolidated schedule of investments. The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at March 31, 2017.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Multi-Strategy Fund’s consolidated investments, securities sold short and swap contracts as of March 31, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$1,932,244	$-	$-	$1,932,244
Closed-End Investment Companies	2,680,678	-	-	2,680,678
Common Stocks	11,469,072	-	-	11,469,072
Convertible Preferred Stocks	975,149	-	-	975,149
Exchange Traded Fund	435,645	-	-	435,645
Master Limited Partnerships	5,002,045	-	-	5,002,045
Publicly Traded Partnerships	1,973,243	-	-	1,973,243
Real Estate Investment Trusts	4,457,004	-	-	4,457,004
Short Term Investment	3,790,025	-	-	3,790,025
Total Investments	$32,715,105	$-	$-	$32,715,105

Securities Sold Short
Common Stocks	$(942,367)	$-	$-	$(942,367)
Total Securities Sold Short	$(942,367)	$-	$-	$(942,367)

Swap Contracts*
Total Return Swap Contracts	$-	$(3,603,001)	$-	$(3,603,001)
Total Swap Contracts	$-	$(3,603,001)	$-	$(3,603,001)

See the Fund’s consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund’s consolidated schedule of investments. The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at March 31, 2017.

The LoCorr Multi-Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$185,705,411	$-	$185,705,411
Corporate Bond	-	1,670,297	-	1,670,297
Foreign Government Bonds	-	14,472,511	-	14,472,511
Mortgage Backed Securities	-	76,611,254	-	76,611,254
U.S. Government Agency Issues	-	417,142,320	-	417,142,320
U.S. Government Notes	-	25,244,343	-	25,244,343
Short Term Investment	53,616,471	-	-	53,616,471
Total Investments	$53,616,471	$720,846,136	$-	$774,462,607

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$3,537,481	$-	$3,537,481
Short	-	(12,375,505)	-	(12,375,505)
Total Forward Currency Contracts	-	(8,838,024)	-	(8,838,024)
Futures Contracts
Long	4,296,460	-	-	4,296,460
Short	(9,263,496)	-	-	(9,263,496)
Total Futures Contracts	(4,967,036)	-	-	(4,967,036)
Total Other Financial Instruments	$(4,967,036)	$(8,838,024)	$-	$(13,805,060)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund’s consolidated schedule of investments. The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at March 31, 2017.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Dynamic Equity Fund’s investments and securities sold short as of March 31, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$53,380,275	$-	$-	$53,380,275
Publicly Traded Partnership	458,476	-	-	458,476
Real Estate Investment Trust	570,078	-	-	570,078
Short Term Investments	25,131,242	5,967,246	-	31,098,488
Total Investments	$79,540,071	$5,967,246	$-	$85,507,317

Securities Sold Short
Common Stocks	$(13,889,218)	$-	$-	$(13,889,218)
Exchange Traded Funds	(3,827,524)	-	-	(3,827,524)
Real Estate Investment Trust	(633,053)	-	-	(633,053)
Total Securities Sold Short	$(18,349,795)	$-	$-	$(18,349,795)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Spectrum Income Fund’s investments as of March 31, 2017:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$9,545,666	$-	$-	$9,545,666
Closed-End Investment Companies	12,996,932	-	-	12,996,932
Common Stocks	16,353,719	-	-	16,353,719
Convertible Preferred Stocks	5,848,045	-	-	5,848,045
Exchange Traded Fund	2,172,553	-	-	2,172,553
Master Limited Partnerships	24,197,526	-	-	24,197,526
Publicly Traded Partnerships	9,811,768	-	-	9,811,768
Real Estate Investment Trusts	22,190,378	-	-	22,190,378
Short Term Investment	10,258,675	-	-	10,258,675
Total Investments	$113,375,262	$-	$-	$113,375,262

See the Fund’s schedule of investments for detail by industry classification.

The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.

For each of the Funds, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments.  Accordingly, all realized gains and losses, as well as any change in net unrealized appreciation or depreciation on open contracts from the preceding period, are recognized as part of net realized gain (loss) and net unrealized appreciation (depreciation) in the consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund at March 31, 2017, as presented on each Fund’s consolidated statement of assets and liabilities:

			Net Unrealized
			Appreciation
	Fair Value		(Depreciation) on
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Open Positions
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	$6,239,114	$2,429,582	$3,809,532
Short	506,377	7,005,092	(6,498,715)
Total Forward Currency Contracts	6,745,491	9,434,674	(2,689,183)

Futures Contracts(b)
Long Contracts
Commodity	1,443,025	833,631	609,394
Equity	5,014,477	1,724,469	3,290,008
Foreign exchange	23,572	511,107	(487,535)
Interest rate	3,615,655	560,045	3,055,610
Total Long Contracts	10,096,729	3,629,252	6,467,477

Short Contracts
Commodity	2,550,255	6,616,929	(4,066,674)
Equity	73,363	64,015	9,348
Foreign exchange	-	-	-
Interest rate	565,470	2,382,108	(1,816,638)
Total Short Contracts	3,189,088	9,063,052	(5,873,964)
Total Futures Contracts	13,285,817	12,692,304	593,513
Total Forward Currency Contracts and Futures Contracts	$20,031,308	$22,126,978	$(2,095,670)

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$17,735,141	$(17,735,141)

LoCorr Multi-Strategy Fund
Long Total Return Swap Contracts
LoCorr Multi-Strategy Index	$-	$3,603,001	$(3,603,001)

LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$6,213,031	$2,675,550	$3,537,481
Short	-	12,375,505	(12,375,505)
Total Forward Currency Contracts	6,213,031	15,051,055	(8,838,024)

Futures Contracts(b)
Long Contracts
Commodity	1,396,135	2,378,377	(982,242)
Equity	8,886,893	3,667,039	5,219,854
Foreign exchange	-	879,116	(879,116)
Interest rate	2,776,798	1,838,834	937,964
Total Long Contracts	13,059,826	8,763,366	4,296,460

Short Contracts
Commodity	2,832,006	7,181,797	(4,349,791)
Equity	-	-	-
Foreign exchange	-	-	-
Interest rate	1,984,063	6,897,768	(4,913,705)
Total Short Contracts	4,816,069	14,079,565	(9,263,496)
Total Futures Contracts	17,875,895	22,842,931	(4,967,036)
Total Forward Currency Contracts and Futures Contracts	$24,088,926	$37,893,986	$(13,805,060)

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund’s consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the three months ended March 31, 2017 for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Multi-Strategy Fund and the LoCorr Market Trend Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund’s consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Macro Strategies Fund
Forward Currency Contracts	$832,204	$(5,545,813)
Futures Contracts
Commodity	(13,494,358)	(2,879,953)
Equity	38,327,964	1,741,485
Foreign exchange	384,343	(575,160)
Interest rate	(3,135,892)	(3,097,789)
Total Futures Contracts	22,082,057	(4,811,417)
Total Forward Currency Contracts and Futures Contracts	$22,914,261	$(10,357,230)

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$372,291	$1,255,809

LoCorr Multi-Strategy Fund
Swap Contracts	$(319,422)	$101,354

LoCorr Market Trend Fund
Forward Currency Contracts	$(3,423,893)	$(12,687,903)
Futures Contracts
Commodity	(27,515,909)	(4,253,502)
Equity	50,165,859	2,108,746
Foreign exchange	(26,138)	(1,255,004)
Interest rate	4,237,212	(11,095,032)
Total Futures Contracts	26,861,024	(14,494,792)
Total Forward Currency Contracts and Futures Contracts	$23,437,131	$(27,182,695)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the three months ended March 31, 2017 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Macro Strategies Fund
Forward Currency Contracts	$601,367,592	$660,168,449
Futures Contracts	2,496,613,159	1,529,339,072

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$115,475,000	$-

LoCorr Multi-Strategy Fund
Swap Contracts	$41,262,321	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$1,027,170,278	$1,172,239,871
Futures Contracts	3,044,190,292	4,390,746,806

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)        /s/  Kevin Kinzie
   Kevin Kinzie, President

Date      5/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/  Kevin Kinzie
     Kevin Kinzie, President

Date      5/23/17

By (Signature and Title)           /s/   Jon Essen
     Jon Essen, Treasurer

Date      5/23/17